Document and Entity Information (USD $)	12 Months Ended
	Dec. 31, 2012	Mar. 26, 2013	Jun. 30, 2012
Document And Entity Information [Abstract]
Entity Registrant Name	PINNACLE BANKSHARES CORP
Entity Central Index Key	0001031233
Document Type	10-K
Document Period End Date	Dec 31, 2012
Amendment Flag	false
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--12-31
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Entity Common Stock, Shares Outstanding		1,507,589
Entity Public Float			$ 13,915,046.47

Consolidated Balance Sheets (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Cash and cash equivalents (note 2):
Cash and due from banks	$ 35,790	$ 37,547
Securities (note 3):
Available-for-sale, at fair value	15,246	18,780
Held-to-maturity, at amortized cost	6,960	5,989
Federal Reserve Bank stock, at cost (note 1(c))	140	137
Federal Home Loan Bank stock, at cost (note 1(c))	513	528
Loans, net (notes 4, 9 and 11)	273,672	267,123
Bank premises and equipment, net	6,313	6,537
Accrued interest receivable	993	1,009
Prepaid FDIC Insurance	703	991
Bank owned life insurance	3,017
Goodwill	539	539
Other real estate owned	2,393	645
Other assets (notes 7 and 8)	2,415	2,659
Total assets	348,694	342,484
Deposits (note 6):
Demand	37,955	33,432
Savings and NOW accounts	141,167	132,501
Time	136,035	144,460
Total deposits	315,157	310,393
Note payable under line of credit (note 1 (d))	1,900	2,000
Accrued interest payable	398	419
Other liabilities (note 7)	3,150	2,725
Total liabilities	320,605	315,537
Stockholders' equity (notes 7, 12 and 15):
Common stock, $3 par value. Authorized 3,000,000 shares, issued and outstanding 1,507,589 shares in 2012 and 1,496,589 shares in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive loss, net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947
Commitments, contingencies and other matters (notes 9, 10 and 12)
Total liabilities and stockholders' equity	$ 348,694	$ 342,484

Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,507,589	1,496,589
Common stock, shares outstanding	1,507,589	1,496,589

Consolidated Statements of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest income:
Interest and fees on loans	$ 14,904	$ 15,726	$ 15,835
Interest on securities:
U.S. Government agencies	304	427	416
Corporate			3
States and political subdivisions (taxable)	91	110	159
States and political subdivisions (tax-exempt)	172	168	110
Other	100	83	84
Interest on federal funds sold	2	3	4
Total interest income	15,573	16,517	16,611
Interest on deposits:
Savings and NOW accounts	585	728	1,271
Time - under $100,000	2,073	2,347	3,056
Time - $100,000 and over	1,314	1,351	1,508
Total interest expense	3,972	4,426	5,835
Net interest income	11,601	12,091	10,776
Provision for loan losses (note 4)	1,177	2,227	1,878
Net interest income after provision for loan losses	10,424	9,864	8,898
Noninterest income:
Service charges on deposit accounts	1,480	1,443	1,498
Commissions and fees	621	713	524
Mortgage loan fees	628	451	571
Service charges on loan accounts	240	248	237
Other operating income	474	398	304
Total noninterest income	3,443	3,253	3,134
Noninterest expense:
Salaries and employee benefits (note 7)	6,127	6,268	5,973
Occupancy expense	717	708	740
Furniture and equipment expense	1,021	1,059	1,001
Office supplies and printing	239	213	277
Federal deposit insurance premiums	308	413	501
Capital stock tax	236	229	226
Advertising expense	190	103	122
Other operating expense	3,072	2,551	2,197
Total noninterest expense	11,910	11,544	11,037
Income before income tax expense	1,957	1,573	995
Income tax expense (note 8)	619	510	308
Net income	$ 1,338	$ 1,063	$ 687
Basic net income per share (note 1(o))	$ 0.89	$ 0.71	$ 0.46
Diluted net income per share (note1(o))	$ 0.89	$ 0.71	$ 0.46

Consolidated Statements of Comprehensive Income (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Consolidated Statements of Comprehensive Income [Abstract]
Net income	$ 1,338	$ 1,063	$ 687
Other comprehensive income (loss), net of related income taxes:
Unrealized gains (losses) on available-for-sale securities before tax	115	287	(121)
Income tax (expense) benefit	(39)	(98)	33
Changes in plan assets and benefit obligation of defined benefit pension plan before tax	(425)	(1,319)	56
Income tax (expense) benefit	145	448	(19)
Comprehensive income	$ 1,134	$ 381	$ 636

Consolidated Statements of Changes in Stockholders' Equity (USD $) In Thousands, except Share data	Total	Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)
Beginning Balances, value at Dec. 31, 2009	$ 25,851	$ 4,455	$ 787	$ 21,306	$ (697)
Beginning Balances, shares at Dec. 31, 2009		1,485,089
Net income	687			687
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	(88)				(88)
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	37				37
Comprehensive income	636
Issuance of restricted stock and related expense, par value	23	7	16
Issuance of restricted stock and related expense, shares		10,500
Stock-based compensation expense	47		47
Cash dividends declared by Bankshares ($0.05 per share)	(75)			(75)
Ending Balances, value at Dec. 31, 2010	26,482	4,462	850	21,918	(748)
Ending Balances, shares at Dec. 31, 2010		1,495,589
Net income	1,063			1,063
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	189				189
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	(871)				(871)
Comprehensive income	381
Issuance of restricted stock and related expense, par value	35	11	24
Issuance of restricted stock and related expense, shares		1,000
Stock-based compensation expense	49		49
Ending Balances, value at Dec. 31, 2011	26,947	4,473	923	22,981	(1,430)
Ending Balances, shares at Dec. 31, 2011		1,496,589
Net income	1,338			1,338
Change in net unrealized gains on available-for-sale securities, net of deferred tax benefit 39, 99 and 33 for the years 2012, 2011 and 2010 respectively	76				76
Adjustment to apply ASC topic, Compensation- Retirement Benefits, net of tax 144, 449 and 19 for the years 2012, 2011 and 2010 respectively	(280)				(280)
Comprehensive income	1,134
Issuance of restricted stock and related expense, par value	57	19	38
Issuance of restricted stock and related expense, shares		11,000
Stock-based compensation expense	26		26
Cash dividends declared by Bankshares ($0.05 per share)	(75)			(75)
Ending Balances, value at Dec. 31, 2012	$ 28,089	$ 4,492	$ 987	$ 24,244	$ (1,634)
Ending Balances, shares at Dec. 31, 2012		1,507,589

Consolidated Statements of Changes in Stockholders' Equity (Parenthetical) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	$ 39	$ 99	$ 33
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	145	448	(19)
Cash dividends declared by Bankshares, per share	$ 0.05		$ 0.05
Retained Earnings
Cash dividends declared by Bankshares, per share	$ 0.05		$ 0.05
Accumulated Other Comprehensive Income (Loss)
Change in net unrealized gains on available-for-sale securities, deferred tax benefit	39	99	33
Adjustment to apply ASC topic, Compensation- Retirement Benefits, tax	$ 144	$ 449	$ 19

Consolidated Statements of Cash Flows (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 1,338	$ 1,063	$ 687
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation of bank premises and equipment	492	544	522
Accretion of unearned fees, net	11	13	30
Net amortization of premiums and discounts on securities	65	65	56
Provision for loan losses	1,168	2,227	1,878
Provision for deferred income taxes	26	280	(304)
Accrual of stock option vesting	83	84	70
Increase in cash value of life insurance	(17)
Net decrease (increase) in:
Accrued interest receivable	16	68	113
Prepaid FDIC insurance	400	385	466
Other assets	85	(2,069)	751
Net increase (decrease )in :
Accrued interest payable	(21)	(81)	(113)
Other liabilities	1	1,548	(450)
Net cash provided by operating activities	3,647	4,127	3,706
Cash flows from investing activities:
Purchases of held-to-maturity securities	(1,516)	(1,550)	(5,672)
Purchases of available-for-sale securities	(14,005)	(13,111)	(15,325)
Proceeds from maturities and calls of held-to-maturity securities	500		2,250
Proceeds from maturities and calls of available-for-sale securities	17,429	16,297	11,909
Proceeds from paydowns and maturities of available-for-sale mortgage-backed securities	205	334	300
Sale of Federal Home Loan Bank stock	15	51
Purchase of Federal Reserve Stock	(3)	(2)	(30)
Net increase in loans made to customers	(9,349)	(4,422)	(1,199)
Purchases of bank premises and equipment	(369)	(149)	(226)
Purchase of bank owned life insurance	(3,000)
Net cash used in investing activities	(10,093)	(2,552)	(7,993)
Cash flows from financing activities:
Net increase in demand, savings and NOW deposits	13,189	16,805	13,407
Net decrease in time deposits	(8,426)	(13,366)	(8,572)
Net proceeds from insurance company for branch rebuild	101
Repayment of line of credit	(100)
Cash dividends paid	(75)		(75)
Net cash provided by financing activities	4,689	3,439	4,760
Net (decrease) increase in cash and cash equivalents	(1,757)	5,014	473
Cash and cash equivalents, beginning of year	37,547	32,533	32,060
Cash and cash equivalents, end of year	35,790	37,547	32,533
Supplemental disclosure of cash flows information
Income taxes	489	1,039	300
Interest	3,999	4,507	5,948
Supplemental schedule of noncash investing and financing activities:
Transfer of (from) loans to repossessed properties	(127)	(82)	152
Loans charged against the allowance for loan losses	2,051	2,488	1,765
Unrealized gains (losses) on available-for-sale securities	115	287	(122)
Defined benefit plan adjustment per ASC topic Compensation-Retirement Benefits	$ (424)	$ (1,319)	$ 56

Summary of Significant Accounting Policies and Practices	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Summary of Significant Accounting Policies and Practices
(1)	Summary of Significant Accounting Policies and Practices

Pinnacle Bankshares Corporation, a Virginia corporation (Bankshares), was organized in 1997 and is registered as a bank holding company under the Bank Holding Company Act of 1956, as amended. Bankshares is headquartered in Altavista, Virginia. Bankshares conducts all of its business activities through the branch offices of its wholly owned subsidiary bank, First National Bank (the Bank). Bankshares exists primarily for the purpose of holding the stock of its subsidiary, the Bank, and of such other subsidiaries as it may acquire or establish. The Company has a single reportable segment for purposes of segment reporting.

The accounting and reporting policies of Bankshares and its wholly owned subsidiary (collectively, the Company), conform to accounting principles generally accepted in the United States of America and general practices within the banking industry. The following is a summary of the more significant accounting policies and practices:

(a)	Consolidation

The consolidated financial statements include the accounts of Bankshares and the Bank. All material intercompany balances and transactions have been eliminated.

(b)	Securities

The Company classifies its securities in three categories: (1) debt securities that the Company has the positive intent and ability to hold to maturity are classified as “held-to-maturity securities” and reported at amortized cost; (2) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” and reported at fair value, with unrealized gains and losses included in net income; and (3) debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as “available-for-sale securities” and reported at fair value, with unrealized gains and losses excluded from net income and reported in accumulated other comprehensive income, a separate component of stockholders’ equity, net of deferred taxes. Fair value is determined from quoted prices obtained and reviewed by management. Held-to-maturity securities are stated at cost, adjusted for amortization of premiums and accretion of discounts on a basis, which approximates the level yield method. As of December 31, 2012, the Company does not maintain trading securities. Gains or losses on disposition are based on the net proceeds and adjusted carrying values of the securities called or sold, using the specific identification method on a trade date basis.

The Company assesses other-than-temporary impairment (“OTTI”) or permanent impairment based upon whether it intends to sell a security or if it is likely that it would be required to sell the security before recovery of the amortized cost basis of the investment, which may be maturity. For debt securities, if the Company intends to sell the security or it is likely that the Company will be required to sell the security before recovering its cost basis, the entire impairment loss would be recognized in earnings as an OTTI. If the Company does not intend to sell the security and it is not likely that the Company will be required to sell the security but we do not expect to recover the entire amortized cost basis of the security, only the portion of the impairment loss representing credit losses would be recognized in earnings. The credit loss on a security is measured as the difference between the amortized cost basis and the present value of the cash flows expected to be collected. Projected cash flows are discounted by the original or current effective interest rate depending on the nature of the security being measured for potential OTTI. The remaining impairment related to all other factors, the difference between the present value of the cash flows expected to be collected and fair value, is recognized as a charge to other comprehensive income (OCI). Impairment losses related to all other factors are presented as separate categories within OCI. For investment securities held to maturity, this amount is accreted over the remaining life of the debt security prospectively based on the amount and timing of future estimated cash flows. The accretion of the amount recorded in OCI increases the carrying value of the investment and does not affect earnings. If there is an indication of additional credit losses the security is re-evaluated according to the procedures described above

(c)	Restricted Equity Investments

As a member of the Federal Reserve Bank (FRB) and the Federal Home Loan Bank (FHLB) of Atlanta, the Company is required to maintain certain minimum investments in the common stock of the FRB and FHLB, which are carried at cost. Required levels of investment are based upon the Company’s capital and a percentage of qualifying assets.

In addition, the Company is eligible to borrow from the FHLB with borrowings collateralized by qualifying assets, primarily residential mortgage loans, and the Company’s capital stock investment in the FHLB.

Management’s determination of whether these investments are impaired is based on its assessment of the ultimate recoverability of cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of any decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, the customer base of the FHLB, and (4) the liquidity position of the FHLB.

(d)	Borrowings

At December 31, 2012, the Company’s available borrowing limit with the FHLB was approximately $45,010. The Company had $0 in borrowings from the FHLB outstanding at December 31, 2012 and 2011. The Company also has a $5,000 line of credit secured by the authorized capital stock of the Company with a corresponding bank with $1,900 outstanding as of December 31, 2012 and $2,000 outstanding as of December 31, 2011 with a 5.00% interest rate that matures on June 30, 2017.

(e)	Loans and Allowance for Loan Losses

Loans are stated at the amount of unpaid principal, reduced by unearned income and fees on loans, and an allowance for loan losses. Income is recognized over the terms of the loans using methods that approximate the level yield method. The allowance for loan losses is a cumulative valuation allowance consisting of an annual provision for loan losses, plus any amounts recovered on loans previously charged off, minus loans charged off. The provision for loan losses charged to operating expenses is the amount necessary in management’s judgment to maintain the allowance for loan losses at a level it believes adequate to absorb probable losses inherent in the loan portfolio. Management determines the adequacy of the allowance based upon reviews of individual credits, recent loss experience, delinquencies, current economic conditions, the risk characteristics of the various categories of loans and other pertinent factors. Management uses historical loss data by loan type as well as current economic factors in its calculation of allowance for loan loss. Management also uses qualitative factors such as changes in lending policies and procedures, changes in national and local economies, changes in the nature and volume of the loan portfolio, changes in experience of lenders and the loan department, changes in volume and severity of past due and classified loans, changes in quality of the Company’s loan review system, the existence and effect of concentrations of credit and external factors such as competition and regulation in its allowance for loan loss calculation. Each qualitative factor is evaluated and applied to each type of loan in the Company’s portfolio and a percentage of each loan is reserved as allowance. A percentage of each loan type is also reserved according to the loan type’s historical loss data. Larger percentages of allowance are taken as the risk for a loan is determined to be greater. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is uncollectible. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or the Company’s recent loss experience. It is reasonably possible that management’s estimate of loan losses and the related allowance may change materially in the near term. However, the amount of change that is reasonably possible cannot be estimated. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations.

Loans are charged against the allowance when, in management’s opinion, they are deemed doubtful, although the Company continues to aggressively pursue collection. The Company considers a number of factors to determine the need for and timing of charge-offs including the following: whenever any commercial loan becomes past due for 120 days for any scheduled principal or interest payment and collection is considered uncollectible; whenever foreclosure on real estate collateral or liquidation of other collateral does not result in full payment of the obligation and the deficiency or some portion thereof is deemed uncollectible, the uncollectible portion shall be charged-off; whenever any installment loan becomes past due for 120 days and collection is considered unlikely; whenever any repossessed vehicle remains unsold for 60 days after repossession; whenever a bankruptcy notice is received on any installment loan and review of the facts results in an assessment that all or most of the balance will not be collected, the loan will be placed in non-accrual status; whenever a bankruptcy notice is received on a small, unsecured, revolving installment account; and whenever any other small, unsecured, revolving installment account becomes past due for 180 days.

Loans are generally placed in non-accrual status when the collection of principal and interest is 90 days or more past due, unless the obligation relates to a consumer or residential real estate loan or is both well-secured and in the process of collection. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Generally, loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, which usually requires a minimum of six months of sustained repayment performance.

Impaired loans are required to be presented in the financial statements at net realizable value of the expected future cash flows or at the fair value of the loan’s collateral. Homogeneous loans such as real estate mortgage loans, individual consumer loans and home equity loans are evaluated collectively for impairment. Management, considering current information and events regarding the borrower’s ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans receivable are applied first to reduce interest on such loans to the extent of interest contractually due and any remaining amounts are applied to principal.

(f)	Loan Origination and Commitment Fees and Certain Related Direct Costs

Loan origination and commitment fees and certain direct loan origination costs charged by the Company are deferred and the net amount amortized as an adjustment of the related loan’s yield. The Company amortizes these net amounts over the contractual life of the related loans or, in the case of demand loans, over the estimated life. Fees related to standby letters of credit are recognized over the commitment period.

(g)	Bank Premises and Equipment

Bank premises and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line and declining-balance methods over the estimated useful lives of the assets. Depreciable lives include 15 years for land improvements, 40 years for buildings, and 3 to 7 years for equipment, furniture and fixtures. The cost of assets retired and sold and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are included in determining net income. Expenditures for maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized.

(h)	Goodwill

The Company performs a goodwill impairment analysis on an annual basis as of December 31. Additionally, the Company performs a goodwill impairment evaluation on an interim basis when events or circumstances indicate impairment potentially exists. The Company performed goodwill impairment testing in the fourth quarter of 2012 because Bankshares’ common stock had been trading below book value per share in 2012. Management determined that no goodwill impairment charge was required because the fair value of the Company was not less than the Company’s carrying value. Management will continue to monitor the relationship of Bankshares’ market capitalization to both its book value and tangible book value, which management attributes to both financial services industry-wide and Company-specific factors, and to evaluate the carrying value of goodwill.

While management has a plan to return the Company’s business fundamentals to levels that support Bankshares’ common stock trading at or above book value per common share, there is no assurance that the plan will be successful, or that the market price of the common stock will increase to such levels in the foreseeable future. If Bankshares’ common stock price continues to trade below book value per common share, the Company may have to recognize an impairment of all, or some portion of, its goodwill.

(i)	Foreclosed Assets

Foreclosed properties consist of properties acquired through foreclosure or deed in lieu of foreclosure. At time of foreclosure, the properties are recorded at the fair value less costs to sell. Subsequently, these properties are carried at the lower of cost or fair value less estimated costs to sell. Losses from the acquisition of property in full or partial satisfaction of loans are charged against the allowance for loan losses. Subsequent write-downs, if any, are charged to expense. Gains and losses on the sales of foreclosed properties are included in determining net income in the year of the sale.

(j)	Impairment or Disposal of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used, such as bank premises and equipment, is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of, such as foreclosed properties, are reported at the lower of the carrying amount or fair value less costs to sell.

(k)	Pension Plan

The Company maintains a noncontributory defined benefit pension plan, which covers substantially all of its employees. The net periodic pension expense includes a service cost component, interest on the projected benefit obligation, a component reflecting the actual return on plan assets, the effect of deferring and amortizing certain actuarial gains and losses, and the amortization of any unrecognized net transition obligation on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. The Company’s funding policy is to make annual contributions in amounts necessary to satisfy the Internal Revenue Service’s funding standards, to the extent that they are tax deductible.

ASC Topic 715, Defined Benefit Pension Plans requires a business entity to recognize the overfunded or underfunded status of a single-employer defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status in comprehensive income in the year in which the changes occur. Defined Benefit Plans also requires a business entity to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions.

(l)	Advertising

The Company expenses advertising expenses as incurred.

(m)	Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period that includes the enactment date.

Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

(n)	Stock Options and Restricted Stock

The Company accounts for its stock based compensation plan under the provisions of ASC topic, Share-Based Payment which requires recognizing expense for options granted equal to the grant date fair value of the unvested amounts over their remaining vesting periods. There were 11,000 shares of restricted stock granted in 2012 compared to 1,000 shares of restricted stock granted in 2011. There were 37,250 stock options outstanding as of December 31, 2012 and 11,000 shares of restricted stock granted in 2012. Future levels of compensation cost recognized related to share-based compensation awards may be impacted by new awards and/or modification, repurchases and cancellations of existing awards after the adoption of this standard.

(o)	Net Income per Share

Basic net income per share excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

	Net income	Shares	Per share
	(numerator)	(denominator)	amount
Year ended December 31, 2012
Basic net income per share	$1,338	1,503,952	$0.89

Effect of dilutive stock options	—	—

Diluted net income per share	$1,338	1,503,952	$0.89

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2011
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2010
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46

Options to purchase 37,250 shares which were outstanding at December 31, 2012 and options to purchase 45,000 shares were outstanding December 31, 2011, were not included in the computation of diluted EPS because the effect would have been anti-dilutive.

(p)	Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks (with original maturities of three months or less), and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

(q)	Comprehensive Income

ASC topic Comprehensive Income, requires the Company to classify items of “Other Comprehensive Income” (such as net unrealized gains (losses) on available-for-sale securities) by their nature in a financial statement and present the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. The Company’s other comprehensive income consists of net income, and net unrealized gains (losses) on securities available-for-sale, net of income taxes, and adjustments relating to its defined benefit plan, net of income taxes.

(r)	Fair Value Measurements

ASC topic, Fair Value Measurements and Disclosures establishes a framework for using fair value. It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In accordance with Fair Value Measurements and Disclosures, the Company groups its financial assets and financial liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The most significant instruments that the Company measures at fair value are available-for-sale securities. All available-for-sale securities fall into Level 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows:

Level 1 – Valuations are based on quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations for assets and liabilities are obtained from readily available pricing sources via independent providers for market transactions involving similar assets or liabilities, model-based valuation techniques, or other observable inputs.

Level 3 – Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining fair value assigned to such assets and liabilities.

(s)	Use of Estimates

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated balance sheets and revenues and expenses for the years ended December 31, 2012, 2011 and 2010. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses.

(t)	Bank Owned Life Insurance

The Company has purchased life insurance policies on certain key members of management. Company owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

(u)	Current Accounting Developments

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires an entity to offset, and present as a single net amount, a recognized eligible asset and a recognized eligible liability when it has an unconditional and legally enforceable right of setoff and intends either to settle the asset and liability on a net basis or to realize the asset and settle the liability simultaneously. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company does not expect this ASU, when adopted, to have a material impact on the Company’s consolidated financial statements.

On July 27, 2012, the FASB issued ASU No. No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The ASU simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. The amendments allow an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. The amendments in this ASU are effective for annual and interim tests performed for fiscal years after September 15, 2012. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

On January 31, 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. Specifically, ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. The FASB undertook this clarification project in response to concerns expressed by U.S. stakeholders about the standard’s broad definition of financial instruments. After the standard was finalized, companies realized that many contracts have standard commercial provisions that would equate to a master netting arrangement, significantly increasing the cost of compliance at minimal value to financial statement users. An entity is required to apply the amendments in ASU 2013-01 for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements

On February 5, 2013 the FASB issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period and cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). A private company is required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the effect of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods. The amendments are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for private companies. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Restrictions on Cash	12 Months Ended
Dec. 31, 2012
Restrictions on Cash [Abstract]
Restrictions on Cash
(2)	Restrictions on Cash

To comply with Federal Reserve regulations, the Company is required to maintain certain average reserve balances. The daily average reserve requirements were approximately $2,716 and $2,694 for the weeks including December 31, 2012 and 2011, respectively.

Securities	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Securities
(3)	Securities

The amortized costs, gross unrealized gains, gross unrealized losses and fair values for securities at December 31, 2012 and 2011 are as follows:

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$11,150	261	—	11,411
Obligations of states and political subdivisions	2,816	183	—	2,999
Mortgage-backed securities – government	668	58	—	726
Other securities	110	—	—	110

Total available-for-sale	$14,744	502	—	15,246

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$6,960	227	(9)	7,178

	2011
	Amortized costs	Gross unrealized gains		Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$14,567	174	(3)	(3)	14,738
Obligations of states and political subdivisions	2,841	139		—	2,980
Mortgage-backed securities – government	875	77		—	952
Other securities	110	—		—	110

Total available-for-sale	$18,393	390		(3)	18,780

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$5,989	176	—	6,165

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$1,176	9	1,176	9

Total temporarily impaired securities	$1,176	9	1,176	9

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$2,035	3	2,035	3

Total temporarily impaired securities	$2,035	3	2,035	3

The Company does not consider the unrealized losses other-than-temporary losses based on the volatility of the securities market price involved, the credit quality of the securities, and the Company’s ability, if necessary, to hold the securities until maturity. The securities include 3 bonds that have continuous losses for less than 12 months and no bonds that have continuous losses for more than 12 months. There were no gross realized gains or losses on securities sold in 2012, 2011 and 2010.

The amortized costs and fair values of available-for-sale and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2012
	Available-for-Sale		Held-to-Maturity
	Amortized costs	Fair values	Amortized costs	Fair values

Due in one year or less	$210	211	705	708
Due after one year through five years	11,390	11,676	4,406	4,478
Due after five years through ten years	1,989	2,047	1,849	1,992
Due after ten years	487	586	—	—

	14,076	14,520	6,960	7,178

Mortgage-backed securities	668	726	—	—

Totals	$14,744	15,246	6,960	7,178

Securities with amortized costs of approximately $4,507 and $5,158 (fair values of $4,695 and $5,335, respectively) as of December 31, 2012 and 2011, respectively, were pledged as collateral for public deposits and to the Federal Reserve for overdraft protection.

Loans, Allowance for Loan Losses and Credit Quality	12 Months Ended
Dec. 31, 2012
Loans, Allowance for Loan Losses and Credit Quality [Abstract]
Loans, Allowance for Loan Losses and Credit Quality
(4)	Loans, Allowance for Loan Losses and Credit Quality

A summary of loans at December 31, 2012 and 2011 follows:

	2012	2011
Real estate loans:
Residential-mortgage	$105,246	109,001
Residential-construction	9,618	7,005
Commercial	86,283	86,293
Loans to individuals for household, family and other consumer expenditures	48,234	46,954
Commercial and industrial loans	28,054	21,756
All other loans	—	238

Total loans, gross	277,435	271,247
Less unearned income and fees	(117)	(109)

Loans, net of unearned income and fees	277,318	271,138
Less allowance for loan losses	(3,646)	(4,015)

Loans, net	$273,672	267,123

In the normal course of business, the Bank has made loans to executive officers and directors. At December 31, 2012 and 2011, loans to executive officers and directors totaled $278 and $160 respectively. During 2012, new loans made to executive officers and directors totaled $118, advances totaled $38 and repayments amounted to approximately $38. Loans to companies in which executive officers and directors have an interest amounted to $698 and $781 at December 31, 2012 and 2011, respectively. All such loans were made in the ordinary course of business on substantially the same terms and conditions, including interest rates and collateral, as those prevailing at the same time for comparable transactions with unrelated persons, and, in the opinion of management, do not involve more than normal risk of collectability or present other unfavorable features.

Activity in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010

Balances at beginning of year	$4,015	4,037	3,723
Provision for loan losses	1,177	2,227	1,878
Loans charged off	(2,051)	(2,487)	(1,765)
Loan recoveries	505	238	201

Balances at end of year	$3,646	4,015	4,037

The following table presents information on the Company’s allowance for loan losses and recorded investment in loans:

Allowance for Loan Losses and Recorded Investment in Loans

For the Year Ended December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$448	$1,489	$394	$1,684	$4,015
Chargeoffs	(84)	(345)	(404)	(1,218)	(2,051)
Recoveries	1	114	174	216	505
Provision	(41)	204	281	733	1,177

Ending Balance	$324	$1,462	$445	$1,415	$3,646

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Ending balance: individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$324	1,466	445	1,411	3,646

Loans:
Total loans ending balance	$28,054	86,283	48,234	114,864	277,435

Ending balance: individually evaluated for impairment	$110	1,199	83	1,451	2,843

Ending balance: collectively evaluated for impairment	$27,944	85,084	48,151	113,413	274,592

For the Year Ended December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$258	$264	$424	$3,091	$4,037
Chargeoffs	109	461	506	1,412	2,488
Recoveries	37	4	172	26	239
Provision	262	1,682	304	(21)	2,227
Ending Balance	$448	$1,489	$394	$1,684	$4,015

Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$448	1,489	394	1,684	4,015

Loans:
Total loans ending balance	$21,756	86,293	47,192	116,006	271,247

Ending balance: individually evaluated for impairment	$78	288	46	4,296	4,708

Ending balance: collectively evaluated for impairment	$21,678	86,005	47,146	111,710	266,539

The following table represents an age analysis of the Company’s past due loans:

Age Analysis of Past Due Loans

As of December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$261	4	110	375	27,679	28,054	—
Commercial real estate	135	—	1,198	1,333	84,950	86,283	—
Consumer	427	58	83	568	47,666	48,234	—
Residential	1,495	87	1,623	3,205	111,659	114,864	171

Total	$2,318	149	3,014	5,481	271,954	277,435	171

As of December 31, 2011

	30-59 Days Past Due	60-69 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$188	5	77	270	21,486	21,756	—
Commercial real estate	66	24	288	378	85,915	86,293	—
Consumer	417	93	49	559	46,633	47,192	3
Residential	668	93	4,297	5,058	110,948	116,006	—

Total	$1,339	215	4,711	6,265	264,982	271,247	3

Loans in Nonaccrual Status

As of December 31, 2012 and 2011

	2012	2011
Commercial	$110	78
Commercial real estate	1,198	288
Consumer	83	46
Residential	1,452	4,296

Total	$2,843	4,708

The Company offers a variety of modifications to borrowers. The modification categories offered can generally be described in the following categories.

Rate Modification is a modification in which the interest rate is changed.

Term Modification is a modification in which the maturity date, timing of payments or frequency of payments is changed.

Interest Only Modification is a modification in which the loan is converted to interest only payments for a period of time.

Payment Modification is a modification in which the dollar amount of the payment is changed, other than an interest only modification described above.

Combination Modification is any other type of modification, including the use of multiple categories above.

There were no additional commitments to extend credit related to these troubled debt restructurings that were outstanding as of December 31, 2012 or December 31, 2011.

The following tables present troubled debt restructurings as of December 31, 2012 and 2011:

	December 31, 2012
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	666	—	666

Consumer	—	—	—

Residential	556	534	1,090

Total	$1,222	534	1,756

	December 31, 2011
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	677	—	677

Consumer	—	—	—

Residential	557	2,532	3,089

Total	$1,234	2,532	3,766

During 2012, there were no newly restructured loans. For 2011, there was one residential loan that was considered a combination modification that had a pre-modification balance of $490 and a post-modification balance of $555 as of September 30, 2011.

The following table represents financing receivables modified as troubled debt restructurings and with a payment default, with the payment default occurring (i) within 12 months of the restructure date (ii) during the year ended December 31, 2011. There were no occurrences in 2012:

	Year ended December 31, 2011
	#
Commercial real estate		$—
Consumer	1	44
Residential	—	—
Total	1	555

	2	$599

The following table presents information on the Company’s impaired loans and their related allowance for loan losses:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,292	19
Consumer	83	83	—	114	1
Residential	1,452	1,452	—	3,167	140
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	6	—
Consumer	—	—	—	—	—
Residential	—	—	—	88	—

Total:
Commercial	110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,298	19
Consumer	83	83	—	114	1
Residential	$1,452	1,452	—	3,255	140

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	4,853	4,853	—	5,429	142
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	—	—	—	40	—

Total:
Commercial	78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	$4,853	4,853	—	5,469	142

The Company utilizes a risk rating matrix to assign a risk grade to each of its loans. A description of the general characteristics of the risk grades is as follows:

Pass – These loans have minimal and acceptable credit risk.

Special Mention – These loans have potential weaknesses that deserve management’s close attention. If left uncorrected, these potential weaknesses may result in deterioration of the repayment prospects for the loan at some future date.

Substandard – These loans are inadequately protected by the net worth or paying capacity of the obligor or collateral pledged, if any. Loans classified as substandard must have a well-defined weakness, or weaknesses, that jeopardize the liquidation of the debt. A substandard loan is characterized by the distinct probability that the Company will sustain some loss if the deficiencies are not corrected.

Doubtful – These loans have all of the weakness inherent in one classified as substandard with the added characteristic that the weaknesses make collection liquidation in full, on the basis of the currently existing facts, conditions and values, highly questionable and improbable.

The following table illustrates the Company’s credit quality indicators:

Credit Quality Indicators

As of December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$26,953	80,561	48,056	110,630	266,200
Special Mention	971	3,526	105	735	5,337
Substandard	130	2,196	73	3,499	5,898
Doubtful	—	—	—	—	—

Total	$28,054	86,283	48,234	114,864	277,435

As of December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$17,752	76,879	47,058	106,431	248,120
Special Mention	3,636	5,754	—	1,549	10,939
Substandard	368	3,660	134	8,026	12,188
Doubtful	—	—	—	—	—

Total	$21,756	86,293	47,192	116,006	271,247

Bank Premises and Equipment	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Bank Premises and Equipment
(5)	Bank Premises and Equipment

Bank premises and equipment, net were comprised of the following as of December 31, 2012 and 2011:

	2012	2011
Land improvements	$536	453
Buildings	5,728	6,042
Equipment, furniture and fixtures	4,678	4,652

	10,942	11,147
Less accumulated depreciation	(6,309)	(6,290)

	4,633	4,857
Land	1,680	1,680

Bank premises and equipment, net	$6,313	6,537

Deposits	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Deposits
(6)	Deposits

A summary of deposits at December 31, 2012 and 2011 follows:

	2012	2011
Noninterest-bearing demand deposits	$37,955	33,432
Interest-bearing:
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits – under $100,000	90,341	98,229
Time deposits – $100,000 and over	45,694	46,231

Total interest-bearing deposits	277,202	276,961

Total deposits	$315,157	310,393

At December 31, 2012, the scheduled maturity of time deposits is as follows: $77,566 in 2013; $23,306 in 2014; $24,763 in 2015; $5,977 in 2016 and $4,423 in 2017.

In the normal course of business, the Bank has received deposits from executive officers and directors. At December 31, 2012 and 2011, deposits from executive officers and directors were approximately $3,225 and $3,602, respectively. All such deposits were received in the ordinary course of business on substantially the same terms and conditions, including interest rates, as those prevailing at the same time for comparable transactions with unrelated persons.

Employee Benefit Plans	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Employee Benefit Plans
(7)	Employee Benefit Plans

The Bank maintains a noncontributory defined benefit pension plan that covers substantially all of its employees. Benefits are computed based on employees’ average final compensation and years of credited service. Pension expense amounted to approximately $456, $557 and $340 in 2012, 2011 and 2010, respectively. The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2012, 2011 and 2010 and pertinent assumptions are as follows:

	Pension Benefits
	2012	2011	2010
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss	—	119	—

Benefit obligation at end of year	$8,259	6,892	6,697

Change in Plan Assets

Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047	—
Benefit paid	(139)	(1,644)	(466)

Projected fair value of plan assets at end of year	$5,367	4,389	5,024

Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814

Benefit obligation included in accumulated other comprehensive income	$1,964	1,684	814

Funded Status
Benefit obligation	(8,259)	(6,892)	(6,697)
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233

(Accrued)/prepaid benefit cost included in the balance sheet	$84	50	(440)

	Pension Benefits
	2012	2011	2010
Weighted Average Assumptions as of December 31, 2012 and 2011 and September 30, 2010:
Discount rate	4.00%	4.50%	5.50%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	4.00%

	Pension Benefits
	2012	2011	2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$280	871	(32)
Prior service cost	—	—	—
Amortization of prior service cost	—	—	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	—	(2)

Total recognized in other comprehensive income	$280	871	(37)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$879	1,877	285

The estimated portion of prior service cost and net transition obligation included in accumulated other comprehensive income that will be recognized as a component of net periodic pension cost over the next fiscal year are each $252.

The Company selects the expected long-term rate-of-return-on-assets assumption in consultation with its investment advisors and actuary. This rate is intended to reflect the average rate of return expected to be earned on the funds invested or to be invested to provide plan benefits. Historical performance is reviewed – especially with respect to real rates of return (net of inflation) – for the major asset classes held or anticipated to be held by the trust, and for the trust itself. Undue weight is not given to recent experience, which may not continue over the measurement period, and higher significance is placed on current forecasts of future long-term economic conditions.

Because assets are held in a qualified trust, anticipated returns are not reduced for taxes. Further – solely for this purpose – the plan is assumed to continue in force and not terminate during the period during which assets are invested. However, consideration is given to the potential impact of current and future investment policy, cash flow into and out of the trust, and expenses (both investment and non-investment) typically paid from plan assets (to the extent such expenses are not explicitly estimated within periodic cost).

The components of net pension benefit cost under the plan for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Pension Benefits
	2012	2011	2010

Service cost	$379	329	308
Interest cost	310	364	371
Expected return on plan assets	(350)	(459)	(383)
Recognized net (gain)/loss due to settlement	—	287	—
Net amortization	—	—	6
Recognized net actuarial loss	117	36	38

Net pension benefit cost	$456	557	340

Projected Benefit Payments

The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2013	$499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	1,650

Plan Asset Allocation

Plan assets are held in a pooled pension trust fund administered by the Virginia Bankers Association. The pooled pension trust fund is sufficiently diversified to maintain a reasonable level of risk without imprudently sacrificing return, with a targeted asset allocation of 20% fixed income and 80% equities. The Investment Manager selects investment fund managers with demonstrated experience and expertise, and funds with demonstrated historical performance, for the implementation of the pension plan’s investment strategy. The Investment Manager will consider both actively and passively managed investment strategies and will allocate funds across the asset classes to develop an efficient investment structure.

It is the responsibility of the Virginia Bankers Association to administer the investments of the pooled pension trust fund within reasonable costs, being careful to avoid sacrificing quality. These costs include, but are not limited to, management and custodial fees, consulting fees, transaction costs and other administrative costs.

The asset or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs. Following is a description of the valuation methodologies used for assets measured at fair value.

Mutual funds-fixed income and equity funds: Valued at the net asset value of shares held at year-end.

Cash and equivalents: Valued at cost which approximates fair value.

The preceding methods described may produce a fair value calculation that may not be indicative of net realizable value or reflective of future fair values. Furthermore, although the Company believes its valuation methods are appropriate and consistent with other market participants, the use of different methodologies or assumptions to determine fair value of certain financial instruments could result in a different fair value measurement as of December 31, 2012.

The following table presents the fair value of the assets, by asset category, at December 31, 2012 and 2011.

	2012	2011
Cash and equivalents	$—	263
Mutual funds-fixed income	1,333	966
Mutual funds-equity	4,034	3,160

Total assets at fair value	$5,367	4,389

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2012 and 2011.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	—	—	—
Mutual funds-fixed income	1,333	—	—	1,333
Mutual funds-equity	4,034	—	—	4,034

Total assets at fair value	$5,367	—	—	5,367

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	—	—	263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	—	—	4,389

Contributions

The Company expects to contribute $3,000 to its pension plan in 2013 to fund our accrued pension liabilities resulting mainly from the market performance of underlying pension assets.

The Company also has a 401(k) plan under which the Company matches employee contributions to the plan. In 2012 and 2011, the Company matched 100% of the first 1% of salary deferral and 50% of the next 5% of salary deferral to the 401(k) savings provision. The amount expensed for the 401(k) plan was $111 during the year ended December 31, 2012 and $114 during the year ended December 31, 2011.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Income Taxes
(8)	Income Taxes

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current	$593	230	612
Deferred	26	280	(304)

Total income tax expense	$619	510	308

Reported income tax expense for the years ended December 31, 2012, 2011 and 2010 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2012	2011	2010
Computed at statutory Federal tax rate	$665	535	338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(58)	(61)	(39)
Disallowance of interest expense	5	5	4
Other, net	7	31	5

Reported income tax expense	$619	510	308

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$753	957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132

Total gross deferred tax assets	2,078	1,976

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)

Total gross deferred tax liabilities	(579)	(555)

Net deferred tax asset, included in other assets	$1,499	1,421

The Bank has determined that a valuation allowance for the gross deferred tax assets is not necessary at December 31, 2012, 2011 and 2010, since realization of the entire gross deferred tax assets can be supported by the amounts of taxes paid during the carryback periods available under current tax laws.

The Company adopted the provisions of Accounting Standards topic, Income Taxes, on January 1, 2007 with no impact on the financial statements. The Company did not recognize any interest or penalties related to income tax during the years ended December 31, 2011 and 2012. The Company does not have an accrual for uncertain tax positions as deductions taken and benefits accrued are based on widely understood administrative practices and procedures and are based on clear and unambiguous tax law. Tax returns for all years 2008 and thereafter are subject to future examination by tax authorities.

Financial Instruments with Off-Balance-Sheet Risk	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial Instruments with Off-Balance-Sheet Risk
(9)	Financial Instruments with Off-Balance-Sheet Risk

The Company is a party to financial instruments with off-balance-sheet risk in the normal course of business to meet the financing needs of its customers. These financial instruments include mortgage sale lock commitments, commitments to extend credit and standby letters of credit. These instruments may involve, to varying degrees, credit risk in excess of the amount recognized in the balance sheets. The contract amounts of these instruments reflect the extent of involvement the Bank has in particular classes of financial instruments.

Credit risk is defined as the possibility of sustaining a loss because the other parties to a financial instrument fail to perform in accordance with the terms of the contract. The Company’s maximum exposure to credit loss under commitments to extend credit and standby letters of credit is represented by the contractual amount of these instruments. The Company uses the same credit policies in making commitments and conditional obligations as it does for on-balance-sheet instruments.

The Company requires collateral to support financial instruments when it is deemed necessary. The Bank evaluates such customers’ creditworthiness on a case-by-case basis. The amount of collateral obtained upon extension of credit is based on management’s credit evaluation of the counterparty. Collateral may include deposits held in financial institutions, U.S. Treasury securities, other marketable securities, real estate, accounts receivable, inventory, and property, plant and equipment.

Financial instruments whose contract amounts represent credit risk:

	2012	2011
Mortgage rate lock commitments	$3,002	—

Commitments to extend credit	$60,168	54,161

Standby letters of credit	$2,475	963

In the ordinary course of business, the Company may enter into mortgage rate lock commitments that are subsequently funded by the Company. The Company then sells the mortgage loan to a secondary market bank that had underwritten the mortgage loan before the Company funded the loan. The secondary market bank pays a fee that was agreed upon on the lock commitment date to the Company and buys the loan within five days of the initial funding by the Company.

Commitments to extend credit are agreements to lend to a customer as long as there is no violation of any condition established in the contract. Commitments generally have fixed expiration dates or other termination clauses and may require payment of a fee. Since many of the commitments are expected to expire without being drawn upon, the total commitment amounts do not necessarily represent future cash requirements.

Standby letters of credit are conditional commitments issued by the Bank to guarantee the performance of a customer to a third party. These guarantees are primarily issued to support public and private borrowing arrangements, including bond financing and similar transactions. Unless renewed, substantially all of the Company’s standby letters of credit commitments at December 31, 2012 will expire within one year. Management does not anticipate any material losses as a result of these transactions. The credit risk involved in issuing letters of credit is essentially the same as that involved in extending loans to customers.

Leases	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Leases
(10)	Leases

The Company leases premises and equipment under various operating lease agreements. Generally, operating leases provide for one or more renewal options on the same basis as current rental terms. Certain leases require increased rentals under cost-of-living escalation clauses. The following are future minimum lease payments as required under the agreements:

Year	Payments
2013	$141
2014	141
2015	141
2016	149
2017	152
After 2017	1,709

Total	$2,433

The Company entered into a lease of the Amherst branch facility with an entity in which a director of the Company has a 50% ownership interest in 2009. The original term of the lease is twenty years and may be renewed at the Company’s option for two additional terms of five years each. The Company’s current rental payment under the lease is $141 annually.

Concentrations of Credit Risk and Contingencies	12 Months Ended
Dec. 31, 2012
Concentrations of Credit Risk and Contingencies [Abstract]
Concentrations of Credit Risk and Contingencies
(11)	Concentrations of Credit Risk and Contingencies

The Company grants commercial, residential and consumer loans to customers primarily in the central Virginia area. The Company has a diversified loan portfolio that is not dependent upon any particular economic sector. As a whole, the portfolio is affected by general economic conditions in the central Virginia region.

The Company’s commercial and real estate loan portfolios are diversified, with no significant concentrations of credit other than the geographic focus on the central Virginia region. The installment loan portfolio consists of consumer loans primarily for automobiles and other personal property. Overall, the Company’s loan portfolio is not concentrated within a single industry or group of industries, the loss of any one or more of which would generate a materially adverse impact on the business of the Company.

The Company has established operating policies relating to the credit process and collateral in loan originations. Loans to purchase real and personal property are generally collateralized by the related property. Credit approval is principally a function of collateral and the evaluation of the creditworthiness of the borrower based on available financial information.

At times, the Company may have cash and cash equivalents at a financial institution in excess of insured limits. The Company places its cash and cash equivalents with high credit quality financial institutions whose credit rating is monitored by management to minimize credit risk.

In the ordinary course of business, various claims and lawsuits are brought by and against the Company. In the opinion of management, there is no pending or threatened proceeding in which an adverse decision could result in a material adverse change in the Company’s consolidated financial condition or results of operations.

Dividend Restrictions and Capital Requirements	12 Months Ended
Dec. 31, 2012
Dividend Restrictions and Capital Requirements [Abstract]
Dividend Restrictions and Capital Requirements
(12)	Dividend Restrictions and Capital Requirements

Bankshares’ principal source of funds for dividend payments is dividends received from its subsidiary Bank. For the years ended December 31, 2012 and 2011, dividends from the subsidiary Bank totaled $385 and $280, respectively.

Substantially all of Bankshares’ retained earnings consist of undistributed earnings of its subsidiary Bank, which are restricted by various regulations administered by federal banking regulatory agencies. Under applicable federal laws, the Comptroller of the Currency restricts, without prior approval, the total dividend payments of the Bank in any calendar year to the net profits of that year, as defined, combined with the retained net profits for the two preceding years. At December 31, 2012, retained net profits of the Bank that were free of such restriction approximated $2,938.

Bankshares and the Bank are subject to various regulatory capital requirements administered by the federal banking agencies. Failure to meet minimum capital requirements can initiate certain mandatory and possibly additional discretionary actions by regulators that, if undertaken, could have a direct material effect on Bankshares’ consolidated financial statements. Under capital adequacy guidelines and the regulatory framework for prompt corrective action, Bankshares and the Bank must meet specific capital guidelines that involve quantitative measures of their assets, liabilities and certain off-balance-sheet items as calculated under regulatory accounting practices. Bankshares and the Bank’s capital amounts and classification are also subject to qualitative judgments by the regulators about components, risk weightings and other factors.

Quantitative measures established by regulation to ensure capital adequacy require Bankshares and the Bank to maintain minimum amounts and ratios (set forth in the table below) of total and Tier 1 capital (as defined in the regulations) to risk-weighted assets (as defined), and of Tier 1 capital (as defined) to average assets (as defined). Management believes, as of December 31, 2012, that Bankshares and the Bank meets all capital adequacy requirements to which it is subject.

As of December 31, 2012, the most recent notification from Office of the Comptroller of the Currency categorized Bankshares and the Bank as “well capitalized” under the regulatory framework for prompt corrective action. To be categorized as “well capitalized,” Bankshares and the Bank must maintain minimum total risk-based, Tier 1 risk-based and Tier 1 leverage ratios as set forth in the table below. There are no conditions or events since that notification that management believes have changed Bankshares and the Bank’s category.

Bankshares and the Bank’s actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$32,771	11.39%	$23,011	8.0%	$	N/A	N/A
Bank	34,005	11.85%	22,957	8.0%		28,696	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	29,183	10.15%	11,505	4.0%		N/A	N/A
Bank	30,417	10.60%	11,478	4.0%		17,217	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	29,183	8.49%	13,756	4.0%		N/A	N/A
Bank	30,417	8.86%	13,729	4.0%		17,161	5.0%

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$31,318	11.24%	$22,282	8.0%	$	N/A	N/A
Bank	32,763	11.79%	22,237	8.0%		27,797	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	27,837	9.99%	11,141	4.0%		N/A	N/A
Bank	29,281	10.53%	11,119	4.0%		16,678	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	27,837	8.12%	13,709	4.0%		N/A	N/A
Bank	29,281	8.56%	13,687	4.0%		17,109	5.0%

Disclosures about Fair Value of Financial Instruments	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Disclosures about Fair Value of Financial Instruments
(13)	Disclosures about Fair Value of Financial Instruments

The ASC topic Fair Value Option, requires the Company to disclose estimated fair values of its financial instruments.

The following methods and assumptions were used to estimate the approximate fair value of each class of financial instrument for which it is practicable to estimate that value.

(a)	Cash and Due from Banks and Federal Funds Sold

The carrying amounts are a reasonable estimate of fair value.

(b)	Securities

The fair value of securities is estimated based on bid prices as quoted on national exchanges or bid quotations received from securities dealers. The fair value of certain state and municipal securities is not readily available through market sources other than dealer quotations; so fair value estimates are based on quoted market prices of similar instruments, adjusted for differences between the quoted instruments and the instruments being valued.

(c)	Loans

Fair values are estimated for portfolios of loans with similar financial characteristics. Loans are segregated by type such as commercial, real estate - residential, real estate - other, loans to individuals and other loans. Each loan category is further segmented into fixed and adjustable rate interest terms.

The fair value of fixed rate loans is calculated by discounting scheduled cash flows through the estimated maturity using estimated market discount rates that reflect the credit and interest rate risk inherent in the loan as well as estimates for prepayments. The estimate of maturity is based on the Company’s historical experience with repayments for each loan classification, modified, as required, by an estimate of the effect of current economic and lending conditions.

(d)	Bank Owned Life Insurance

Fair values of insurance policies owned are based on the insurance contract’s cash surrender value.

(e)	Deposits and Note Payable to Federal Home Loan Bank

The fair value of demand deposits, NOW accounts, and savings deposits is the amount payable on demand. The fair value of fixed maturity time deposits, certificates of deposit and the note payable to the Federal Home Loan Bank is estimated by discounting scheduled cash flows through the estimated maturity using the rates currently offered for deposits or borrowings of similar remaining maturities.

(f)	Commitments to Extend Credit and Standby Letters of Credit

The only amounts recorded for commitments to extend credit and standby letters of credit are the deferred fees arising from these unrecognized financial instruments. These deferred fees are not deemed significant at December 31, 2012 and 2011, and as such, the related fair values have not been estimated.

The carrying amounts and approximate fair values of the Company’s financial instruments are as follows at December 31, 2012 and 2011:

	2012		2011
	Carrying amounts	Approximate fair values	Carrying amounts	Approximate fair values
Financial assets:
Cash and due from banks	$35,790	35,790	37,547	37,547
Securities:
Available-for-sale	15,246	15,246	18,780	18,780
Held-to-maturity	6,960	7,178	5,989	6,165
Federal Reserve Bank Stock	140	140	137	137
Federal Home Loan Bank Stock	513	513	528	528
Loans, net of unearned income and fees	277,435	282,841	267,123	276,862
Bank owned life insurance	3,017	3,017	—	—

Total financial assets	$339,101	345,227	330,104	340,019

Financial liabilities:
Deposits	$315,157	317,922	310,393	315,578
Line of credit	1,900	1,900	2,000	2,000

Total financial liabilities	$317,057	319,822	312,393	317,578

Fair value estimates are made at a specific point in time, based on relevant market information and information about the financial instrument. These estimates do not reflect any premium or discount that could result from offering for sale at one time the Company’s entire holdings of a particular financial instrument. Because no market exists for a significant portion of the Company’s financial instruments, fair value estimates are based on judgments regarding future expected loss experience, current economic conditions, risk characteristics of various financial instruments and other factors. These estimates are subjective in nature and involve uncertainties and matters of significant judgment and therefore cannot be determined with precision. Changes in assumptions could significantly affect the estimates.

Fair value estimates are based on existing on and off-balance sheet financial instruments without attempting to estimate the value of anticipated funding needs and the value of assets and liabilities that are not considered financial instruments. Significant assets that are not considered financial assets include deferred tax assets and premises and equipment and other real estate owned. In addition, the tax ramifications related to the realization of the unrealized gains and losses can have a significant effect on fair value estimates and have not been considered in the estimates.

(g)	Fair Value Methodologies

The following is a description of valuation methodologies used for assets and liabilities recorded at fair value.

Available-for-Sale Securities

Available-for-sale securities are recorded at fair value on a recurring basis. Fair value measurement is based upon quoted prices, if available, and would in such case be included as a Level 1 asset. The Company currently carries no Level 1 securities. If quoted prices are not available, valuations are obtained from readily available pricing sources from independent providers for market transactions involving similar assets or liabilities. The Company’s principal market for these securities is the secondary institutional markets, and valuations are based on observable market data in those markets. These would be classified as Level 2 assets. The Company’s entire available-for-sale securities portfolio is classified as Level 2 securities. The Company currently carries no Level 3 securities for which fair value would be determined using unobservable inputs.

Loans

The Company does not record loans at fair value on a recurring basis. However, from time to time, a loan is considered impaired and an allowance for loan losses is established. Loans for which it is probable that payment of interest and principal will not be made in accordance with the contractual terms of the loan agreement are considered impaired. Once a loan is identified as individually impaired, management measures impairment in accordance with ASC topic, Impairment of a Loan. The fair value of impaired loans is estimated using one of several methods, including collateral value, market value of a similar debt, liquidation value and discounted cash flows. Those impaired loans not requiring an allowance represent loans at which fair value of the expected repayments or collateral exceed the recorded investments in such loans. At December 31, 2012, substantially all of the impaired loans were evaluated based on the fair value of the collateral. In accordance with Impairment of a Loan, impaired loans where an allowance is established based on the fair value of the collateral require classification in the fair value hierarchy. When the fair value of the collateral is based on an observable market price or a current appraised value, the Company records the impaired loan as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the impaired loan as a nonrecurring Level 3 asset. For substantially all of the Company‘s impaired loans as of December 31, 2012 and December 31, 2011, the valuation methodology utilized by the Company was collateral based measurements such as a real estate appraisal and the discount to reflect current market conditions and ultimately collectability ranged from 0% to 25% for each of the respective periods.

Foreclosed Assets

Foreclosed assets are adjusted to fair value less estimated selling costs upon transfer of the loans to foreclosed assets. Subsequently, foreclosed assets are carried at the lower of carrying value or fair value less estimated selling costs. Fair value is based upon independent market prices, appraised values of the collateral or management’s estimation of the value of the collateral. When the fair value of the collateral is based on observable market price or a current appraised value, the Company records the foreclosed asset as a nonrecurring Level 2 asset. When an appraised value is not available or management determines the fair value of the collateral is further impaired below the appraised value and there is no observable market price, the Company records the foreclosed asset as a nonrecurring Level 3 asset. For substantially all of the Company’s foreclosed assets as of December 31, 2012 and December 31, 2011, the valuation methodology utilized by the Company was collateral based measurements such as a real estate appraisal and the discount to reflect current market conditions ranged from 0% to 20% for each of the respective periods.

Below are tables that present information about certain assets and liabilities measured at fair value:

Fair Value Measurements on December 31, 2012

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$15,246	$15,246	NA	$15,246	NA
Impaired loans (nonrecurring)	$2,843	$2,843	NA	NA	$2,843
Foreclosed assets (nonrecurring)	$2,393	$2,393	NA	NA	$2,393

Fair Value Measurements on December 31, 2011

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$18,780	$18,780	NA	$18,780	NA
Impaired loans (nonrecurring)	$5,942	$5,942	NA	NA	$5,942
Foreclosed assets (nonrecurring)	$645	$645	NA	NA	$645

The following table sets forth a summary of changes in the fair value of the Company’s nonrecurring Level 3 assets for the year ended December 31, 2012:

	Level 3 Assets
	Year Ended December 31, 2012
	Impaired Loans	Foreclosed Assets
Balance, beginning of the year	$5,942	645
Purchases, sales, issuances, and settlements (net)	(3,099)	1,748

Balance, end of year	$2,843	2,393

There were no significant transfers between Level 1 and Level 2 investments during the year ended December 31, 2012.

Parent Company Financial Information	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Parent Company Financial Information
(14)	Parent Company Financial Information

Condensed financial information of Bankshares (Parent) is presented below:

Condensed Balance Sheets

.	December 31,
	2012	2011
Assets
Cash due from subsidiary	$13	16
Investment in subsidiary, at equity	29,324	28,390
Other assets	680	567

Total assets	$30,017	28,973

Liabilities and stockholders’ equity
Notes payable	$1,900	2,000
Other liabilities	28	26

Total liabilities	$1,928	2,026

Stockholders’ equity
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	$4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)

Total stockholders’ equity	$28,089	26,947
Commitments, contingencies and other matters	—	—

Total liabilities and stockholders’ equity	$30,017	28,973

Condensed Statements of Income

	Years ended
	December 31,
	2012	2011	2010
Income:
Dividends from subsidiary	$506	280	338
Equity in undistributed net income of subsidiary	1,052	978	523

Total Income	1,558	1,258	861

Expenses:
Other expenses	333	296	264

Income before income tax benefit	1,225	962	597
Applicable income tax benefit	113	101	90

Net income	$1,338	1,063	687

Condensed Statements of Cash Flows

	Years ended
	December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$1,338	1,063	687
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(1,052)	(978)	(523)
Increase in other assets	(113)	(89)	(81)

Net cash provided by operating activities	173	(4)	83

Cash flows from investing activities:
Additional investment in Bank	—	—	(1,000)

Net cash used in financing activity	—	—	(1,000)

Cash flows from financing activities
Cash dividends paid	(76)	—	(75)
Draw on line of credit	—	—	1,000
Repayment of line of credit	(102)	—	—
Increase (decrease) in other liabilities	2	2	3

Net cash provided by (used in) financing activities	(176)	2	928

Net increase (decrease) in cash due from subsidiary	(3)	(2)	11
Cash due from subsidiary, beginning of year	16	18	7

Cash due from subsidiary, end of year	$13	16	18

Stock-based Compensation	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Stock-Based Compensation
(15)	Stock-based Compensation

The Company has two incentive stock option plans. The 1997 Incentive Stock Plan (the 1997 Plan), pursuant to which the Company’s Board of Directors could grant stock options to officers and key employees, became effective as of May 1, 1997. The 1997 Plan authorized grants of options to purchase up to 50,000 shares of the Company’s authorized, but unissued common stock. Accordingly, 50,000 shares of authorized, but unissued common stock were reserved for use in the 1997 Plan. All stock options were granted with an exercise price equal to the stock’s fair market value at the date of grant. At December 31, 2012, there were no additional shares available for grant under the 1997 Plan as the plan expired on May 1, 2007.

The 2004 Incentive Stock Plan (the 2004 Plan), pursuant to which the Company’s Board of Directors may grant stock options to officers and key employees, was approved by shareholders on April 13, 2004 and became effective as of May 1, 2004. The 2004 Plan authorizes grants of options to purchase up to 100,000 shares of the Company’s authorized, but unissued common stock. Accordingly, 100,000 shares of authorized, but unissued common stock were reserved for use in the 2004 Plan. All stock options are granted with an exercise price equal to the stock’s fair market value at the date of the grant. At December 31, 2012, there were 40,000 shares available for grant under the 2004 Plan.

Stock options generally have 10-year terms, vest at the rate of 25% per year, and become fully exercisable four years from the date of grant.

During 2012 and 2011, no stock options were granted or exercised. On May 1, 2012 and 2011, 11,000 and 1,000 shares, respectively of restricted stock were granted to employees. The 2012 grants will vest on the third anniversary of the grant date. The 2011 grant will vest on the second anniversary of the grant date. On May 1, 2010, options to acquire 48,000 shares of common stock were granted to employees. Equity awards to acquire 37,500 shares were granted in the form of incentive stock options with tandem stock appreciation rights with a four year vesting period, and 10,500 shares of restricted stock that vest on the third anniversary of the grant date were granted to employees.

At December 31, 2012, options for 18,125 shares were exercisable at an exercise price of $9.00 per share.

The Company expensed $26 in 2012 in compensation expensed as a direct result of the issuance of the 45,000 incentive stock options with tandem stock appreciation rights and will recognize $13 in 2013 and $3 in 2014 in compensation expense related to unvested stock options. The fair value $3.96 per share of each option grant is estimated on the grant date using the Black-Scholes option-pricing model with the following weighted average assumptions used: dividend yield of 2.065%, expected volatility of 45.61%, a risk-free interest rate of 4.63%, and expected lives of 9 years.

The Company also expensed $57 in 2012 in compensation expensed as a direct result of the granting of 10,500 shares of restricted stock in 2010, 1,000 shares of restricted stock in 2011 and 11,000 shares of restricted stock in 2012 and will recognize $45 in 2013, $35 in 2014 and $8 in 2015. The restricted stock was granted at a market price of $9.25 per share

Stock option activity during the years ended December 31, 2012 and 2011 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$10.66
Forfeited	7,750	$14.56
Exercised	—
Granted	—
Balance at December 31, 2012	37,250	$9.00

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding at 12/31/12	Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2012	Weighted- Average Exercise Price

$9.00	37,250	7.4	$9.00	18,125	$9.00

The aggregate intrinsic value of options outstanding was $0, of options exercisable was $0, and of options unvested and expected to vest was $0 at December 31, 2012.

The aggregate intrinsic value of restricted stock granted during 2012 was $102.

The total intrinsic value (market value on date of exercise less exercise price) of options exercised during each of the years ended December 31, 2012 and 2011 was $0.

Quarterly Results of Operations (Unaudited)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)
(16)	Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012, 2011 and 2010:

	2012
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$3,943	3,904	3,877	3,849
Interest expense	1,001	998	997	976

Net interest income	2,942	2,906	2,880	2,873
Provision for loan losses	168	467	174	368
Noninterest income	777	935	857	874
Noninterest expense	2,839	3,063	2,971	3,037
Income tax expense	234	99	193	93

Net income	$478	212	399	249

Per share data:
Basic net income per share	$0.32	0.14	0.26	0.17
Diluted net income per share	0.32	0.14	0.26	0.17
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	18.32	18.40	18.34	18.63

	2011
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,116	4,122	4,172	4,107
Interest expense	1,217	1,117	1,066	1,026

Net interest income	2,899	3,005	3,106	3,081
Provision for loan losses	673	709	309	536
Noninterest income	724	810	858	861
Noninterest expense	2,779	2,964	2,750	3,051
Income tax expense	45	35	297	133

Net income	$126	107	608	222

Per share data:
Basic net income per share	$0.09	0.07	0.40	0.15
Diluted net income per share	0.09	0.07	0.40	0.15
Cash dividends per share	0.00	0.00	0.00	0.00
Book value per share	17.83	17.99	18.44	18.01

	2010
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,084	4,107	4,124	4,295
Interest expense	1,521	1,505	1,470	1,340

Net interest income	2,563	2,602	2,654	2,955
Provision for loan losses	263	509	191	915
Noninterest income	672	714	855	894
Noninterest expense	2,708	2,711	2,764	2,853
Income tax expense (benefit)	81	29	180	18

Net income	$183	67	374	63

Per share data:
Basic net income (loss) per share	$0.12	0.05	0.25	0.04
Diluted net income (loss) per share	0.12	0.05	0.25	0.04
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	17.55	17.54	17.84	17.71

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events
(17)	Subsequent Events

The Company has filed Forms 15 with respect to the termination of registration under Section 12(g) of the Securities Exchange Act of 1934, as amended (the “Exchange Act”), and the suspension of the duty to file reports under Section 15(d) of the Exchange Act. As a result, the Company expects that this annual report on Form 10-K and amendments, if any, thereto , will be the last report filed by the Company with the Securities and Exchange Commission pursuant to Section 13 of the Exchange Act for the foreseeable future.

Summary of Significant Accounting Policies and Practices (Policies)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Consolidation
(a)	Consolidation
The consolidated financial statements include the accounts of Bankshares and the Bank. All material intercompany balances and transactions have been eliminated.
Securities
(b)	Securities

The Company classifies its securities in three categories: (1) debt securities that the Company has the positive intent and ability to hold to maturity are classified as “held-to-maturity securities” and reported at amortized cost; (2) debt and equity securities that are bought and held principally for the purpose of selling them in the near term are classified as “trading securities” and reported at fair value, with unrealized gains and losses included in net income; and (3) debt and equity securities not classified as either held-to-maturity securities or trading securities are classified as “available-for-sale securities” and reported at fair value, with unrealized gains and losses excluded from net income and reported in accumulated other comprehensive income, a separate component of stockholders’ equity, net of deferred taxes. Fair value is determined from quoted prices obtained and reviewed by management. Held-to-maturity securities are stated at cost, adjusted for amortization of premiums and accretion of discounts on a basis, which approximates the level yield method. As of December 31, 2012, the Company does not maintain trading securities. Gains or losses on disposition are based on the net proceeds and adjusted carrying values of the securities called or sold, using the specific identification method on a trade date basis.

The Company assesses other-than-temporary impairment (“OTTI”) or permanent impairment based upon whether it intends to sell a security or if it is likely that it would be required to sell the security before recovery of the amortized cost basis of the investment, which may be maturity. For debt securities, if the Company intends to sell the security or it is likely that the Company will be required to sell the security before recovering its cost basis, the entire impairment loss would be recognized in earnings as an OTTI. If the Company does not intend to sell the security and it is not likely that the Company will be required to sell the security but we do not expect to recover the entire amortized cost basis of the security, only the portion of the impairment loss representing credit losses would be recognized in earnings. The credit loss on a security is measured as the difference between the amortized cost basis and the present value of the cash flows expected to be collected. Projected cash flows are discounted by the original or current effective interest rate depending on the nature of the security being measured for potential OTTI. The remaining impairment related to all other factors, the difference between the present value of the cash flows expected to be collected and fair value, is recognized as a charge to other comprehensive income (OCI). Impairment losses related to all other factors are presented as separate categories within OCI. For investment securities held to maturity, this amount is accreted over the remaining life of the debt security prospectively based on the amount and timing of future estimated cash flows. The accretion of the amount recorded in OCI increases the carrying value of the investment and does not affect earnings. If there is an indication of additional credit losses the security is re-evaluated according to the procedures described above

Restricted Equity Investments
(c)	Restricted Equity Investments

As a member of the Federal Reserve Bank (FRB) and the Federal Home Loan Bank (FHLB) of Atlanta, the Company is required to maintain certain minimum investments in the common stock of the FRB and FHLB, which are carried at cost. Required levels of investment are based upon the Company’s capital and a percentage of qualifying assets.

In addition, the Company is eligible to borrow from the FHLB with borrowings collateralized by qualifying assets, primarily residential mortgage loans, and the Company’s capital stock investment in the FHLB.

Management’s determination of whether these investments are impaired is based on its assessment of the ultimate recoverability of cost rather than by recognizing temporary declines in value. The determination of whether a decline affects the ultimate recoverability of cost is influenced by criteria such as (1) the significance of any decline in net assets of the FHLB as compared to the capital stock amount for the FHLB and the length of time this situation has persisted, (2) commitments by the FHLB to make payments required by law or regulation and the level of such payments in relation to the operating performance of the FHLB, (3) the impact of legislative and regulatory changes on institutions and, accordingly, the customer base of the FHLB, and (4) the liquidity position of the FHLB.

Borrowings
(d)	Borrowings

At December 31, 2012, the Company’s available borrowing limit with the FHLB was approximately $45,010. The Company had $0 in borrowings from the FHLB outstanding at December 31, 2012 and 2011. The Company also has a $5,000 line of credit secured by the authorized capital stock of the Company with a corresponding bank with $1,900 outstanding as of December 31, 2012 and $2,000 outstanding as of December 31, 2011 with a 5.00% interest rate that matures on June 30, 2017.

Loans and Allowance for Loan Losses
(e)	Loans and Allowance for Loan Losses

Loans are stated at the amount of unpaid principal, reduced by unearned income and fees on loans, and an allowance for loan losses. Income is recognized over the terms of the loans using methods that approximate the level yield method. The allowance for loan losses is a cumulative valuation allowance consisting of an annual provision for loan losses, plus any amounts recovered on loans previously charged off, minus loans charged off. The provision for loan losses charged to operating expenses is the amount necessary in management’s judgment to maintain the allowance for loan losses at a level it believes adequate to absorb probable losses inherent in the loan portfolio. Management determines the adequacy of the allowance based upon reviews of individual credits, recent loss experience, delinquencies, current economic conditions, the risk characteristics of the various categories of loans and other pertinent factors. Management uses historical loss data by loan type as well as current economic factors in its calculation of allowance for loan loss. Management also uses qualitative factors such as changes in lending policies and procedures, changes in national and local economies, changes in the nature and volume of the loan portfolio, changes in experience of lenders and the loan department, changes in volume and severity of past due and classified loans, changes in quality of the Company’s loan review system, the existence and effect of concentrations of credit and external factors such as competition and regulation in its allowance for loan loss calculation. Each qualitative factor is evaluated and applied to each type of loan in the Company’s portfolio and a percentage of each loan is reserved as allowance. A percentage of each loan type is also reserved according to the loan type’s historical loss data. Larger percentages of allowance are taken as the risk for a loan is determined to be greater. Loans are charged against the allowance for loan losses when management believes the collectability of the principal is uncollectible. While management uses available information to recognize losses on loans, future additions to the allowance for loan losses may be necessary based on changes in economic conditions or the Company’s recent loss experience. It is reasonably possible that management’s estimate of loan losses and the related allowance may change materially in the near term. However, the amount of change that is reasonably possible cannot be estimated. In addition, various regulatory agencies, as an integral part of their examination process, periodically review the Company’s allowance for loan losses. Such agencies may require the Company to recognize additions to the allowance for loan losses based on their judgments about information available to them at the time of their examinations.

Loans are charged against the allowance when, in management’s opinion, they are deemed doubtful, although the Company continues to aggressively pursue collection. The Company considers a number of factors to determine the need for and timing of charge-offs including the following: whenever any commercial loan becomes past due for 120 days for any scheduled principal or interest payment and collection is considered uncollectible; whenever foreclosure on real estate collateral or liquidation of other collateral does not result in full payment of the obligation and the deficiency or some portion thereof is deemed uncollectible, the uncollectible portion shall be charged-off; whenever any installment loan becomes past due for 120 days and collection is considered unlikely; whenever any repossessed vehicle remains unsold for 60 days after repossession; whenever a bankruptcy notice is received on any installment loan and review of the facts results in an assessment that all or most of the balance will not be collected, the loan will be placed in non-accrual status; whenever a bankruptcy notice is received on a small, unsecured, revolving installment account; and whenever any other small, unsecured, revolving installment account becomes past due for 180 days.

Loans are generally placed in non-accrual status when the collection of principal and interest is 90 days or more past due, unless the obligation relates to a consumer or residential real estate loan or is both well-secured and in the process of collection. All interest accrued but not collected for loans that are placed on nonaccrual or charged off is reversed against interest income. The interest on these loans is accounted for on the cash-basis or cost-recovery method, until qualifying for return to accrual. Generally, loans are returned to accrual status when all the principal and interest amounts contractually due are brought current and future payments are reasonably assured, which usually requires a minimum of six months of sustained repayment performance.

Impaired loans are required to be presented in the financial statements at net realizable value of the expected future cash flows or at the fair value of the loan’s collateral. Homogeneous loans such as real estate mortgage loans, individual consumer loans and home equity loans are evaluated collectively for impairment. Management, considering current information and events regarding the borrower’s ability to repay their obligations, considers a loan to be impaired when it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. Impairment losses are included in the allowance for loan losses through a charge to the provision for loan losses. Cash receipts on impaired loans receivable are applied first to reduce interest on such loans to the extent of interest contractually due and any remaining amounts are applied to principal.

Loan Origination and Commitment Fees and Certain Related Direct Costs
(f)	Loan Origination and Commitment Fees and Certain Related Direct Costs

Loan origination and commitment fees and certain direct loan origination costs charged by the Company are deferred and the net amount amortized as an adjustment of the related loan’s yield. The Company amortizes these net amounts over the contractual life of the related loans or, in the case of demand loans, over the estimated life. Fees related to standby letters of credit are recognized over the commitment period.

Bank Premises and Equipment
(g)	Bank Premises and Equipment

Bank premises and equipment are stated at cost, net of accumulated depreciation. Depreciation is computed by the straight-line and declining-balance methods over the estimated useful lives of the assets. Depreciable lives include 15 years for land improvements, 40 years for buildings, and 3 to 7 years for equipment, furniture and fixtures. The cost of assets retired and sold and the related accumulated depreciation are eliminated from the accounts and the resulting gains or losses are included in determining net income. Expenditures for maintenance and repairs are charged to expense as incurred, and improvements and betterments are capitalized.

Goodwill
(h)	Goodwill

The Company performs a goodwill impairment analysis on an annual basis as of December 31. Additionally, the Company performs a goodwill impairment evaluation on an interim basis when events or circumstances indicate impairment potentially exists. The Company performed goodwill impairment testing in the fourth quarter of 2012 because Bankshares’ common stock had been trading below book value per share in 2012. Management determined that no goodwill impairment charge was required because the fair value of the Company was not less than the Company’s carrying value. Management will continue to monitor the relationship of Bankshares’ market capitalization to both its book value and tangible book value, which management attributes to both financial services industry-wide and Company-specific factors, and to evaluate the carrying value of goodwill.

While management has a plan to return the Company’s business fundamentals to levels that support Bankshares’ common stock trading at or above book value per common share, there is no assurance that the plan will be successful, or that the market price of the common stock will increase to such levels in the foreseeable future. If Bankshares’ common stock price continues to trade below book value per common share, the Company may have to recognize an impairment of all, or some portion of, its goodwill.

Foreclosed Assets
(i)	Foreclosed Assets

Foreclosed properties consist of properties acquired through foreclosure or deed in lieu of foreclosure. At time of foreclosure, the properties are recorded at the fair value less costs to sell. Subsequently, these properties are carried at the lower of cost or fair value less estimated costs to sell. Losses from the acquisition of property in full or partial satisfaction of loans are charged against the allowance for loan losses. Subsequent write-downs, if any, are charged to expense. Gains and losses on the sales of foreclosed properties are included in determining net income in the year of the sale.

Impairment or Disposal of Long Lived Assets
(j)	Impairment or Disposal of Long-Lived Assets

The Company’s long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. Recoverability of assets to be held and used, such as bank premises and equipment, is measured by a comparison of the carrying amount of an asset to future net cash flows expected to be generated by the asset. If the carrying amount of an asset exceeds its estimated future cash flows, an impairment charge is recognized in the amount by which the carrying amount of the asset exceeds the fair value of the asset. Assets to be disposed of, such as foreclosed properties, are reported at the lower of the carrying amount or fair value less costs to sell.

Pension Plan
(k)	Pension Plan

The Company maintains a noncontributory defined benefit pension plan, which covers substantially all of its employees. The net periodic pension expense includes a service cost component, interest on the projected benefit obligation, a component reflecting the actual return on plan assets, the effect of deferring and amortizing certain actuarial gains and losses, and the amortization of any unrecognized net transition obligation on a straight-line basis over the average remaining service period of employees expected to receive benefits under the plan. The Company’s funding policy is to make annual contributions in amounts necessary to satisfy the Internal Revenue Service’s funding standards, to the extent that they are tax deductible.

ASC Topic 715, Defined Benefit Pension Plans requires a business entity to recognize the overfunded or underfunded status of a single-employer defined benefit postretirement plan as an asset or liability in its statement of financial position and to recognize changes in that funded status in comprehensive income in the year in which the changes occur. Defined Benefit Plans also requires a business entity to measure the funded status of a plan as of the date of its year-end statement of financial position, with limited exceptions.

Advertising
(l)	Advertising
The Company expenses advertising expenses as incurred.
Income Taxes
(m)	Income Taxes

Income taxes are accounted for under the asset and liability method, whereby deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between the financial statement carrying amounts of existing assets and liabilities and their respective tax bases. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in net income in the period that includes the enactment date.

Deferred taxes are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. When tax returns are filed, it is highly certain that some positions taken would be sustained upon examination by the taxing authorities, while others are subject to uncertainty about the merits of the position taken or the amount of the position that would be ultimately sustained. The benefit of a tax position is recognized in the financial statements in the period during which, based on all available evidence, management believes it is more likely than not that the position will be sustained upon examination, including the resolution of appeals or litigation processes, if any. Tax positions taken are not offset or aggregated with other positions. Tax positions that meet the more-likely-than-not recognition threshold are measured as the largest amount of tax benefit that is more than 50 percent likely of being realized upon settlement with the applicable taxing authority. The portion of the benefits associated with tax positions taken that exceeds the amount measured as described above is reflected as a liability for unrecognized tax benefits in the accompanying balance sheet along with any associated interest and penalties that would be payable to the taxing authorities upon examination.

Stock Options and Restricted Stock
(n)	Stock Options and Restricted Stock

The Company accounts for its stock based compensation plan under the provisions of ASC topic, Share-Based Payment which requires recognizing expense for options granted equal to the grant date fair value of the unvested amounts over their remaining vesting periods. There were 11,000 shares of restricted stock granted in 2012 compared to 1,000 shares of restricted stock granted in 2011. There were 37,250 stock options outstanding as of December 31, 2012 and 11,000 shares of restricted stock granted in 2012. Future levels of compensation cost recognized related to share-based compensation awards may be impacted by new awards and/or modification, repurchases and cancellations of existing awards after the adoption of this standard.

Net Income per Share
(o)	Net Income per Share

Basic net income per share excludes dilution and is computed by dividing income available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted net income per share reflects the potential dilution that could occur if securities or other contracts to issue common stock were exercised or converted into common stock or resulted in the issuance of common stock that then shared in the earnings of the Company.

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

	Net income	Shares	Per share
	(numerator)	(denominator)	amount
Year ended December 31, 2012
Basic net income per share	$1,338	1,503,952	$0.89

Effect of dilutive stock options	—	—

Diluted net income per share	$1,338	1,503,952	$0.89

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2011
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2010
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46

Options to purchase 37,250 shares which were outstanding at December 31, 2012 and options to purchase 45,000 shares were outstanding December 31, 2011, were not included in the computation of diluted EPS because the effect would have been anti-dilutive.

Consolidated Statements of Cash Flows
(p)	Consolidated Statements of Cash Flows

For purposes of the consolidated statements of cash flows, cash and cash equivalents include cash on hand, amounts due from banks (with original maturities of three months or less), and federal funds sold. Generally, federal funds are purchased and sold for one-day periods.

Comprehensive Income
(q)	Comprehensive Income

ASC topic Comprehensive Income, requires the Company to classify items of “Other Comprehensive Income” (such as net unrealized gains (losses) on available-for-sale securities) by their nature in a financial statement and present the accumulated balance of other comprehensive income separately from retained earnings and additional paid-in capital in the equity section of a statement of financial position. The Company’s other comprehensive income consists of net income, and net unrealized gains (losses) on securities available-for-sale, net of income taxes, and adjustments relating to its defined benefit plan, net of income taxes.

Fair Value Measurements
(r)	Fair Value Measurements

ASC topic, Fair Value Measurements and Disclosures establishes a framework for using fair value. It defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

In accordance with Fair Value Measurements and Disclosures, the Company groups its financial assets and financial liabilities in three levels, based on the markets in which the assets and liabilities are traded and the reliability of the assumptions used to determine fair value. The most significant instruments that the Company measures at fair value are available-for-sale securities. All available-for-sale securities fall into Level 2 fair value hierarchy. Valuation methodologies for the fair value hierarchy are as follows:

Level 1 – Valuations are based on quoted prices for identical assets and liabilities traded in active exchange markets, such as the New York Stock Exchange.

Level 2 – Valuations for assets and liabilities are obtained from readily available pricing sources via independent providers for market transactions involving similar assets or liabilities, model-based valuation techniques, or other observable inputs.

Level 3 – Valuations for assets and liabilities that are derived from other valuation methodologies, including option pricing models, discounted cash flow models and similar techniques, and are not based on market exchange, dealer, or broker traded transactions. Level 3 valuations incorporate certain assumptions and projections in determining fair value assigned to such assets and liabilities.

Use of Estimates
(s)	Use of Estimates

In preparing the consolidated financial statements in accordance with GAAP, management is required to make estimates and assumptions that affect the reported amounts of assets and liabilities as of the dates of the consolidated balance sheets and revenues and expenses for the years ended December 31, 2012, 2011 and 2010. Actual results could differ from those estimates. Material estimates that are particularly susceptible to significant changes in the near term relate to the determination of the allowance for loan losses.

Bank Owned Life Insurance
(t)	Bank Owned Life Insurance

The Company has purchased life insurance policies on certain key members of management. Company owned life insurance is recorded at the amount that can be realized under the insurance contract at the balance sheet date, which is the cash surrender value adjusted for other charges or other amounts due that are probable at settlement.

Current Accounting Developments
(u)	Current Accounting Developments

In December 2011, the FASB issued ASU No. 2011-11, Disclosures about Offsetting Assets and Liabilities. The ASU requires an entity to offset, and present as a single net amount, a recognized eligible asset and a recognized eligible liability when it has an unconditional and legally enforceable right of setoff and intends either to settle the asset and liability on a net basis or to realize the asset and settle the liability simultaneously. The ASU requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position. The ASU is effective for annual and interim reporting periods beginning on or after January 1, 2013. The Company does not expect this ASU, when adopted, to have a material impact on the Company’s consolidated financial statements.

On July 27, 2012, the FASB issued ASU No. No. 2012-02, Intangibles—Goodwill and Other (Topic 350): Testing Indefinite-Lived Intangible Assets for Impairment. The ASU simplifies the guidance for testing the decline in the realizable value (impairment) of indefinite-lived intangible assets other than goodwill. The amendments allow an organization the option to first assess qualitative factors to determine whether it is necessary to perform the quantitative impairment test. An organization electing to perform a qualitative assessment is no longer required to calculate the fair value of an indefinite-lived intangible asset unless the organization determines, based on a qualitative assessment, that it is “more likely than not” that the asset is impaired. Under former guidance, an organization was required to test an indefinite-lived intangible asset for impairment on at least an annual basis by comparing the fair value of the asset with its carrying amount. The amendments in this ASU are effective for annual and interim tests performed for fiscal years after September 15, 2012. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

On January 31, 2013, the FASB issued ASU No. 2013-01, Balance Sheet (Topic 210): Clarifying the Scope of Disclosures about Offsetting Assets and Liabilities. ASU 2013-01 clarifies that ordinary trade receivables and receivables are not in the scope of ASU No. 2011-11, Balance Sheet (Topic 210): Disclosures about Offsetting Assets and Liabilities. Specifically, ASU 2011-11 applies only to derivatives, repurchase agreements and reverse purchase agreements, and securities borrowing and securities lending transactions that are either offset in accordance with specific criteria contained in the FASB Accounting Standards Codification™ (Codification) or subject to a master netting arrangement or similar agreement. The FASB undertook this clarification project in response to concerns expressed by U.S. stakeholders about the standard’s broad definition of financial instruments. After the standard was finalized, companies realized that many contracts have standard commercial provisions that would equate to a master netting arrangement, significantly increasing the cost of compliance at minimal value to financial statement users. An entity is required to apply the amendments in ASU 2013-01 for fiscal years beginning on or after January 1, 2013, and interim periods within those annual periods. An entity should provide the required disclosures retrospectively for all comparative periods presented. The effective date is the same as the effective date of ASU 2011-11. The adoption of this ASU is not expected to have a material impact on the Company’s consolidated financial statements

On February 5, 2013 the FASB issued Accounting Standards Update (ASU) No. 2013-02, Comprehensive Income (Topic 220): Reporting of Amounts Reclassified Out of Accumulated Other Comprehensive Income, to improve the transparency of reporting these reclassifications. Other comprehensive income includes gains and losses that are initially excluded from net income for an accounting period. Those gains and losses are later reclassified out of accumulated other comprehensive income into net income. The amendments in this ASU do not change the current requirements for reporting net income or other comprehensive income in financial statements. All of the information that this ASU requires already is required to be disclosed elsewhere in the financial statements under U.S. GAAP. The new amendments will require an organization to present (either on the face of the statement where net income is presented or in the notes) the effects on the line items of net income of significant amounts reclassified out of accumulated other comprehensive income - but only if the item reclassified is required under U.S. GAAP to be reclassified to net income in its entirety in the same reporting period and cross-reference to other disclosures currently required under U.S. GAAP for other reclassification items (that are not required under U.S. GAAP) to be reclassified directly to net income in their entirety in the same reporting period. This would be the case when a portion of the amount reclassified out of accumulated other comprehensive income is initially transferred to a balance sheet account (e.g., inventory for pension-related amounts) instead of directly to income or expense. The amendments apply to all public and private companies that report items of other comprehensive income. Public companies are required to comply with these amendments for all reporting periods (interim and annual). A private company is required to meet the reporting requirements of the amended paragraphs about the roll forward of accumulated other comprehensive income for both interim and annual reporting periods. However, private companies are only required to provide the information about the effect of reclassifications on line items of net income for annual reporting periods, not for interim reporting periods. The amendments are effective for reporting periods beginning after December 15, 2012, for public companies and are effective for reporting periods beginning after December 15, 2013, for private companies. The adoption of this ASU did not have a material impact on the Company’s consolidated financial statements.

Summary of Significant Accounting Policies and Practices (Tables)	12 Months Ended
Dec. 31, 2012
Summary of Significant Accounting Policies and Practices [Abstract]
Reconciliation of the numerators and denominators of the basic and diluted net income per share computations

The following is a reconciliation of the numerators and denominators of the basic and diluted net income per share computations for the periods indicated:

	Net income	Shares	Per share
	(numerator)	(denominator)	amount
Year ended December 31, 2012
Basic net income per share	$1,338	1,503,952	$0.89

Effect of dilutive stock options	—	—

Diluted net income per share	$1,338	1,503,952	$0.89

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2011
Basic net income per share	$1,063	1,496,260	$0.71

Effect of dilutive stock options	—	—

Diluted net income per share	$1,063	1,496,260	$0.71

	Net income (numerator)	Shares (denominator)	Per share amount
Year ended December 31, 2010
Basic net income per share	$687	1,492,137	$0.46

Effect of dilutive stock options	—	—

Diluted net income per share	$687	1,492,137	$0.46

Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities [Abstract]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities

The amortized costs, gross unrealized gains, gross unrealized losses and fair values for securities at December 31, 2012 and 2011 are as follows:

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$11,150	261	—	11,411
Obligations of states and political subdivisions	2,816	183	—	2,999
Mortgage-backed securities – government	668	58	—	726
Other securities	110	—	—	110

Total available-for-sale	$14,744	502	—	15,246

	2012
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$6,960	227	(9)	7,178

	2011
	Amortized costs	Gross unrealized gains		Gross unrealized losses	Fair values
Available-for-Sale
U.S. Treasury securities and obligations of U.S. Government corporations and agencies	$14,567	174	(3)	(3)	14,738
Obligations of states and political subdivisions	2,841	139		—	2,980
Mortgage-backed securities – government	875	77		—	952
Other securities	110	—		—	110

Total available-for-sale	$18,393	390		(3)	18,780

	2011
	Amortized costs	Gross unrealized gains	Gross unrealized losses	Fair values
Held-to-Maturity
Obligations of states and political subdivisions	$5,989	176	—	6,165

Schedule of gross unrealized losses and fair value of the Company's investments

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2012:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$1,176	9	1,176	9

Total temporarily impaired securities	$1,176	9	1,176	9

The following table shows the gross unrealized losses and fair value of the Company’s investments, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position, at December 31, 2011:

	Less than 12 months		Total
	Fair value	Gross unrealized losses	Fair value	Gross unrealized losses
Description of Securities
Obligations of states and political subdivisions	$2,035	3	2,035	3

Total temporarily impaired securities	$2,035	3	2,035	3

Schedule of amortized costs and fair values of available-for-sale and held-to-maturity securities

The amortized costs and fair values of available-for-sale and held-to-maturity securities at December 31, 2012, by contractual maturity, are shown below. Actual maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

	2012
	Available-for-Sale		Held-to-Maturity
	Amortized costs	Fair values	Amortized costs	Fair values

Due in one year or less	$210	211	705	708
Due after one year through five years	11,390	11,676	4,406	4,478
Due after five years through ten years	1,989	2,047	1,849	1,992
Due after ten years	487	586	—	—

	14,076	14,520	6,960	7,178

Mortgage-backed securities	668	726	—	—

Totals	$14,744	15,246	6,960	7,178

Loans, Allowance for Loan Losses and Credit Quality (Tables)	12 Months Ended
Dec. 31, 2012
Loans, Allowance for Loan Losses and Credit Quality [Abstract]
Summary of Loans

A summary of loans at December 31, 2012 and 2011 follows:

	2012	2011
Real estate loans:
Residential-mortgage	$105,246	109,001
Residential-construction	9,618	7,005
Commercial	86,283	86,293
Loans to individuals for household, family and other consumer expenditures	48,234	46,954
Commercial and industrial loans	28,054	21,756
All other loans	—	238

Total loans, gross	277,435	271,247
Less unearned income and fees	(117)	(109)

Loans, net of unearned income and fees	277,318	271,138
Less allowance for loan losses	(3,646)	(4,015)

Loans, net	$273,672	267,123

Activity in allowance for loan losses

Activity in the allowance for loan losses for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010

Balances at beginning of year	$4,015	4,037	3,723
Provision for loan losses	1,177	2,227	1,878
Loans charged off	(2,051)	(2,487)	(1,765)
Loan recoveries	505	238	201

Balances at end of year	$3,646	4,015	4,037

Allowance for loan Losses and evaluations for impairment

The following table presents information on the Company’s allowance for loan losses and recorded investment in loans:

Allowance for Loan Losses and Recorded Investment in Loans

For the Year Ended December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$448	$1,489	$394	$1,684	$4,015
Chargeoffs	(84)	(345)	(404)	(1,218)	(2,051)
Recoveries	1	114	174	216	505
Provision	(41)	204	281	733	1,177

Ending Balance	$324	$1,462	$445	$1,415	$3,646

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Ending balance: individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$324	1,466	445	1,411	3,646

Loans:
Total loans ending balance	$28,054	86,283	48,234	114,864	277,435

Ending balance: individually evaluated for impairment	$110	1,199	83	1,451	2,843

Ending balance: collectively evaluated for impairment	$27,944	85,084	48,151	113,413	274,592

For the Year Ended December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Allowance for Loan Losses:
Beginning balance	$258	$264	$424	$3,091	$4,037
Chargeoffs	109	461	506	1,412	2,488
Recoveries	37	4	172	26	239
Provision	262	1,682	304	(21)	2,227
Ending Balance	$448	$1,489	$394	$1,684	$4,015

Ending balance individually evaluated for impairment	—	—	—	—	—

Ending balance: collectively evaluated for impairment	$448	1,489	394	1,684	4,015

Loans:
Total loans ending balance	$21,756	86,293	47,192	116,006	271,247

Ending balance: individually evaluated for impairment	$78	288	46	4,296	4,708

Ending balance: collectively evaluated for impairment	$21,678	86,005	47,146	111,710	266,539

Age analysis of past due loans

The following table represents an age analysis of the Company’s past due loans:

Age Analysis of Past Due Loans

As of December 31, 2012

	30-59 Days Past Due	60-89 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$261	4	110	375	27,679	28,054	—
Commercial real estate	135	—	1,198	1,333	84,950	86,283	—
Consumer	427	58	83	568	47,666	48,234	—
Residential	1,495	87	1,623	3,205	111,659	114,864	171

Total	$2,318	149	3,014	5,481	271,954	277,435	171

As of December 31, 2011

	30-59 Days Past Due	60-69 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Loans	Recorded Investment 90 Days and Accruing
Commercial	$188	5	77	270	21,486	21,756	—
Commercial real estate	66	24	288	378	85,915	86,293	—
Consumer	417	93	49	559	46,633	47,192	3
Residential	668	93	4,297	5,058	110,948	116,006	—

Total	$1,339	215	4,711	6,265	264,982	271,247	3

Loans in Nonaccrual Status	Loans in Nonaccrual Status As of December 31, 2012 and 2011

	2012	2011
Commercial	$110	78
Commercial real estate	1,198	288
Consumer	83	46
Residential	1,452	4,296

Total	$2,843	4,708

Troubled debt restructurings

The following tables present troubled debt restructurings as of December 31, 2012 and 2011:

	December 31, 2012
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	666	—	666

Consumer	—	—	—

Residential	556	534	1,090

Total	$1,222	534	1,756

	December 31, 2011
	Accrual Status	Non-Accrual Status	Total Modifications

Commercial	$—	—	—

Commercial real estate	677	—	677

Consumer	—	—	—

Residential	557	2,532	3,089

Total	$1,234	2,532	3,766

Financing receivables modified as troubled debt

The following table represents financing receivables modified as troubled debt restructurings and with a payment default, with the payment default occurring (i) within 12 months of the restructure date (ii) during the year ended December 31, 2011. There were no occurrences in 2012:

	Year ended December 31, 2011
	#
Commercial real estate		$—
Consumer	1	44
Residential	—	—
Total	1	555

	2	$599

Schedule of Impaired Loans

The following table presents information on the Company’s impaired loans and their related allowance for loan losses:

Impaired Loans

For the Year Ended December 31, 2012

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,292	19
Consumer	83	83	—	114	1
Residential	1,452	1,452	—	3,167	140
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	6	—
Consumer	—	—	—	—	—
Residential	—	—	—	88	—

Total:
Commercial	110	110	—	201	4
Commercial real estate	1,198	1,198	—	1,298	19
Consumer	83	83	—	114	1
Residential	$1,452	1,452	—	3,255	140

For the Year Ended December 31, 2011

	Recorded Investment	Unpaid Principal Balance	Related Allowance	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded:
Commercial	$78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	4,853	4,853	—	5,429	142
With allowance recorded:
Commercial	—	—	—	—	—
Commercial real estate	—	—	—	—	—
Consumer	—	—	—	—	—
Residential	—	—	—	40	—

Total:
Commercial	78	78	—	39	1
Commercial real estate	965	965	—	945	12
Consumer	46	46	—	51	—
Residential	$4,853	4,853	—	5,469	142

Credit quality indicators

The following table illustrates the Company’s credit quality indicators:

Credit Quality Indicators

As of December 31, 2012

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$26,953	80,561	48,056	110,630	266,200
Special Mention	971	3,526	105	735	5,337
Substandard	130	2,196	73	3,499	5,898
Doubtful	—	—	—	—	—

Total	$28,054	86,283	48,234	114,864	277,435

As of December 31, 2011

	Commercial	Commercial Real Estate	Consumer	Residential	Total
Credit Exposure
Pass	$17,752	76,879	47,058	106,431	248,120
Special Mention	3,636	5,754	—	1,549	10,939
Substandard	368	3,660	134	8,026	12,188
Doubtful	—	—	—	—	—

Total	$21,756	86,293	47,192	116,006	271,247

Bank Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Bank Premises and Equipment [Abstract]
Schedule of Bank premises and equipment

Bank premises and equipment, net were comprised of the following as of December 31, 2012 and 2011:

	2012	2011
Land improvements	$536	453
Buildings	5,728	6,042
Equipment, furniture and fixtures	4,678	4,652

	10,942	11,147
Less accumulated depreciation	(6,309)	(6,290)

	4,633	4,857
Land	1,680	1,680

Bank premises and equipment, net	$6,313	6,537

Deposits (Tables)	12 Months Ended
Dec. 31, 2012
Deposits [Abstract]
Summary of deposits

A summary of deposits at December 31, 2012 and 2011 follows:

	2012	2011
Noninterest-bearing demand deposits	$37,955	33,432
Interest-bearing:
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits – under $100,000	90,341	98,229
Time deposits – $100,000 and over	45,694	46,231

Total interest-bearing deposits	277,202	276,961

Total deposits	$315,157	310,393

Employee Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2012
Employee Benefit Plans [Abstract]
Change in benefit obligation, change in plan assets and funded status of the pension plan

The change in benefit obligation, change in plan assets and funded status of the pension plan at December 31, 2012, 2011 and 2010 and pertinent assumptions are as follows:

	Pension Benefits
	2012	2011	2010
Change in Benefit Obligation

Benefit obligation at beginning of year	$6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss	—	119	—

Benefit obligation at end of year	$8,259	6,892	6,697

Change in Plan Assets

Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047	—
Benefit paid	(139)	(1,644)	(466)

Projected fair value of plan assets at end of year	$5,367	4,389	5,024

Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)

Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)

Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814

Benefit obligation included in accumulated other comprehensive income	$1,964	1,684	814

Funded Status
Benefit obligation	(8,259)	(6,892)	(6,697)
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233

(Accrued)/prepaid benefit cost included in the balance sheet	$84	50	(440)

	Pension Benefits
	2012	2011	2010
Weighted Average Assumptions as of December 31, 2012 and 2011 and September 30, 2010:
Discount rate	4.00%	4.50%	5.50%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	4.00%

	Pension Benefits
	2012	2011	2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	$280	871	(32)
Prior service cost	—	—	—
Amortization of prior service cost	—	—	(3)
Net obligation at transition	—	—	—
Amortization of net obligation at transition	—	—	(2)

Total recognized in other comprehensive income	$280	871	(37)

Total Recognized in Net Periodic Benefit Cost and Other Comprehensive Income	$879	1,877	285

Components of net pension benefit cost

The components of net pension benefit cost under the plan for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	Pension Benefits
	2012	2011	2010

Service cost	$379	329	308
Interest cost	310	364	371
Expected return on plan assets	(350)	(459)	(383)
Recognized net (gain)/loss due to settlement	—	287	—
Net amortization	—	—	6
Recognized net actuarial loss	117	36	38

Net pension benefit cost	$456	557	340

Summary of projected benefit payments	The projected benefit payments under the plan are summarized as follows for the years ending December 31:

2013	$499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	1,650

Fair value of the assets, by asset category

The following table presents the fair value of the assets, by asset category, at December 31, 2012 and 2011.

	2012	2011
Cash and equivalents	$—	263
Mutual funds-fixed income	1,333	966
Mutual funds-equity	4,034	3,160

Total assets at fair value	$5,367	4,389

Fair value hierarchy, the assets carried at fair value

The following table sets forth by level, within the fair value hierarchy, the assets carried at fair value as of December 31, 2012 and 2011.

	Assets at Fair Value as of December 31, 2012
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$—	—	—	—
Mutual funds-fixed income	1,333	—	—	1,333
Mutual funds-equity	4,034	—	—	4,034

Total assets at fair value	$5,367	—	—	5,367

	Assets at Fair Value as of December 31, 2011
	Level 1	Level 2	Level 3	Total
Cash and equivalents	$263	—	—	263
Mutual funds-fixed income	966	—	—	966
Mutual funds-equity	3,160	—	—	3,160

Total assets at fair value	$4,389	—	—	4,389

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Taxes [Abstract]
Summary of Income tax expense (benefit) attributable to income before income tax expense

Income tax expense (benefit) attributable to income before income tax expense for the years ended December 31, 2012, 2011 and 2010 is summarized as follows:

	2012	2011	2010
Current	$593	230	612
Deferred	26	280	(304)

Total income tax expense	$619	510	308

Reported income tax expense

Reported income tax expense for the years ended December 31, 2012, 2011 and 2010 differed from the amounts computed by applying the U.S. Federal income tax rate of 34% to income before income tax expense as a result of the following:

	2012	2011	2010
Computed at statutory Federal tax rate	$665	535	338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest	(58)	(61)	(39)
Disallowance of interest expense	5	5	4
Other, net	7	31	5

Reported income tax expense	$619	510	308

Schedule of deferred tax assets and deferred tax liabilities

The tax effects of temporary differences that give rise to significant portions of the deferred tax assets and deferred tax liabilities at December 31, 2012 and 2011 are as follows:

	2012	2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$753	957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132

Total gross deferred tax assets	2,078	1,976

Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)

Total gross deferred tax liabilities	(579)	(555)

Net deferred tax asset, included in other assets	$1,499	1,421

Financial Instruments with Off-Balance-Sheet Risk (Tables)	12 Months Ended
Dec. 31, 2012
Financial Instruments with Off-Balance-Sheet Risk [Abstract]
Financial instruments whose contract amounts represent credit risk

Financial instruments whose contract amounts represent credit risk:

	2012	2011
Mortgage rate lock commitments	$3,002	—

Commitments to extend credit	$60,168	54,161

Standby letters of credit	$2,475	963

Leases (Tables)	12 Months Ended
Dec. 31, 2012
Leases [Abstract]
Summary of future minimum lease payments	The following are future minimum lease payments as required under the agreements:

Year	Payments
2013	$141
2014	141
2015	141
2016	149
2017	152
After 2017	1,709

Total	$2,433

Dividend Restrictions and Capital Requirements (Tables)	12 Months Ended
Dec. 31, 2012
Dividend Restrictions and Capital Requirements [Abstract]
Bankshares and the Bank's actual capital amounts and ratios

Bankshares and the Bank’s actual capital amounts and ratios are presented in the table below.

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2012:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$32,771	11.39%	$23,011	8.0%	$	N/A	N/A
Bank	34,005	11.85%	22,957	8.0%		28,696	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	29,183	10.15%	11,505	4.0%		N/A	N/A
Bank	30,417	10.60%	11,478	4.0%		17,217	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	29,183	8.49%	13,756	4.0%		N/A	N/A
Bank	30,417	8.86%	13,729	4.0%		17,161	5.0%

	Actual		For Capital Adequacy Purposes		To Be “Well Capitalized” Under Prompt Corrective Action Provisions
	Amount	Ratio	Amount	Ratio	Amount		Ratio
As of December 31, 2011:
Total Capital
(to Risk Weighted Assets):
Bankshares consolidated	$31,318	11.24%	$22,282	8.0%	$	N/A	N/A
Bank	32,763	11.79%	22,237	8.0%		27,797	10.0%
Tier 1 Capital
(to Risk Weighted Assets):
Bankshares consolidated	27,837	9.99%	11,141	4.0%		N/A	N/A
Bank	29,281	10.53%	11,119	4.0%		16,678	6.0%
Tier 1 Capital (Leverage)
(to Average Assets):
Bankshares consolidated	27,837	8.12%	13,709	4.0%		N/A	N/A
Bank	29,281	8.56%	13,687	4.0%		17,109	5.0%

Disclosures about Fair Value of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments [Abstract]
Carrying amounts and estimated fair values of financial instruments

The carrying amounts and approximate fair values of the Company’s financial instruments are as follows at December 31, 2012 and 2011:

	2012		2011
	Carrying amounts	Approximate fair values	Carrying amounts	Approximate fair values
Financial assets:
Cash and due from banks	$35,790	35,790	37,547	37,547
Securities:
Available-for-sale	15,246	15,246	18,780	18,780
Held-to-maturity	6,960	7,178	5,989	6,165
Federal Reserve Bank Stock	140	140	137	137
Federal Home Loan Bank Stock	513	513	528	528
Loans, net of unearned income and fees	277,435	282,841	267,123	276,862
Bank owned life insurance	3,017	3,017	—	—

Total financial assets	$339,101	345,227	330,104	340,019

Financial liabilities:
Deposits	$315,157	317,922	310,393	315,578
Line of credit	1,900	1,900	2,000	2,000

Total financial liabilities	$317,057	319,822	312,393	317,578

Information about assets and liabilities measured at fair value

Below are tables that present information about certain assets and liabilities measured at fair value:

Fair Value Measurements on December 31, 2012

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$15,246	$15,246	NA	$15,246	NA
Impaired loans (nonrecurring)	$2,843	$2,843	NA	NA	$2,843
Foreclosed assets (nonrecurring)	$2,393	$2,393	NA	NA	$2,393

Fair Value Measurements on December 31, 2011

	Total Carrying Amount in The Consolidated Balance Sheet	Assets/Liabilities Measured at Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Description
Available-for-sale securities	$18,780	$18,780	NA	$18,780	NA
Impaired loans (nonrecurring)	$5,942	$5,942	NA	NA	$5,942
Foreclosed assets (nonrecurring)	$645	$645	NA	NA	$645

Summary of changes in fair value of nonrecurring assets

The following table sets forth a summary of changes in the fair value of the Company’s nonrecurring Level 3 assets for the year ended December 31, 2012:

	Level 3 Assets
	Year Ended December 31, 2012
	Impaired Loans	Foreclosed Assets
Balance, beginning of the year	$5,942	645
Purchases, sales, issuances, and settlements (net)	(3,099)	1,748

Balance, end of year	$2,843	2,393

Parent Company Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Parent Company Financial Information [Abstract]
Summary of Condensed Balance Sheets

Condensed financial information of Bankshares (Parent) is presented below:

Condensed Balance Sheets

.	December 31,
	2012	2011
Assets
Cash due from subsidiary	$13	16
Investment in subsidiary, at equity	29,324	28,390
Other assets	680	567

Total assets	$30,017	28,973

Liabilities and stockholders’ equity
Notes payable	$1,900	2,000
Other liabilities	28	26

Total liabilities	$1,928	2,026

Stockholders’ equity
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	$4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)

Total stockholders’ equity	$28,089	26,947
Commitments, contingencies and other matters	—	—

Total liabilities and stockholders’ equity	$30,017	28,973

Summary of Condensed Statements of Income

Condensed Statements of Income

	Years ended
	December 31,
	2012	2011	2010
Income:
Dividends from subsidiary	$506	280	338
Equity in undistributed net income of subsidiary	1,052	978	523

Total Income	1,558	1,258	861

Expenses:
Other expenses	333	296	264

Income before income tax benefit	1,225	962	597
Applicable income tax benefit	113	101	90

Net income	$1,338	1,063	687

Summary of Condensed Statements of Cash Flow

Condensed Statements of Cash Flows

	Years ended
	December 31,
	2012	2011	2010
Cash flows from operating activities:
Net income	$1,338	1,063	687
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary	(1,052)	(978)	(523)
Increase in other assets	(113)	(89)	(81)

Net cash provided by operating activities	173	(4)	83

Cash flows from investing activities:
Additional investment in Bank	—	—	(1,000)

Net cash used in financing activity	—	—	(1,000)

Cash flows from financing activities
Cash dividends paid	(76)	—	(75)
Draw on line of credit	—	—	1,000
Repayment of line of credit	(102)	—	—
Increase (decrease) in other liabilities	2	2	3

Net cash provided by (used in) financing activities	(176)	2	928

Net increase (decrease) in cash due from subsidiary	(3)	(2)	11
Cash due from subsidiary, beginning of year	16	18	7

Cash due from subsidiary, end of year	$13	16	18

Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Stock-Based Compensation [Abstract]
Summary of stock option activity

Stock option activity during the years ended December 31, 2012 and 2011 is as follows:

	Number of Shares	Weighted average exercise price

Balance at December 31, 2010	54,500	$10.66
Forfeited	9,500	14.00
Exercised	—
Granted	—
Balance at December 31, 2011	45,000	$10.66
Forfeited	7,750	$14.56
Exercised	—
Granted	—
Balance at December 31, 2012	37,250	$9.00

Table summarizes information about stock options outstanding

The following table summarizes information about stock options outstanding at December 31, 2012:

Exercise Price	Number Outstanding at 12/31/12	Average Remaining Contractual Life (in years)	Weighted- Average Exercise Price	Number Exercisable at 12/31/2012	Weighted- Average Exercise Price

$9.00	37,250	7.4	$9.00	18,125	$9.00

Quarterly Results of Operations (Unaudited) (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Results of Operations (Unaudited) [Abstract]
Quarterly Results of Operations (Unaudited)

The following is a summary of the unaudited quarterly results of operations for the years ended December 31, 2012, 2011 and 2010:

	2012
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$3,943	3,904	3,877	3,849
Interest expense	1,001	998	997	976

Net interest income	2,942	2,906	2,880	2,873
Provision for loan losses	168	467	174	368
Noninterest income	777	935	857	874
Noninterest expense	2,839	3,063	2,971	3,037
Income tax expense	234	99	193	93

Net income	$478	212	399	249

Per share data:
Basic net income per share	$0.32	0.14	0.26	0.17
Diluted net income per share	0.32	0.14	0.26	0.17
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	18.32	18.40	18.34	18.63

	2011
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,116	4,122	4,172	4,107
Interest expense	1,217	1,117	1,066	1,026

Net interest income	2,899	3,005	3,106	3,081
Provision for loan losses	673	709	309	536
Noninterest income	724	810	858	861
Noninterest expense	2,779	2,964	2,750	3,051
Income tax expense	45	35	297	133

Net income	$126	107	608	222

Per share data:
Basic net income per share	$0.09	0.07	0.40	0.15
Diluted net income per share	0.09	0.07	0.40	0.15
Cash dividends per share	0.00	0.00	0.00	0.00
Book value per share	17.83	17.99	18.44	18.01

	2010
	First quarter	Second quarter	Third quarter	Fourth quarter
Income statement data:
Interest income	$4,084	4,107	4,124	4,295
Interest expense	1,521	1,505	1,470	1,340

Net interest income	2,563	2,602	2,654	2,955
Provision for loan losses	263	509	191	915
Noninterest income	672	714	855	894
Noninterest expense	2,708	2,711	2,764	2,853
Income tax expense (benefit)	81	29	180	18

Net income	$183	67	374	63

Per share data:
Basic net income (loss) per share	$0.12	0.05	0.25	0.04
Diluted net income (loss) per share	0.12	0.05	0.25	0.04
Cash dividends per share	0.00	0.00	0.00	0.05
Book value per share	17.55	17.54	17.84	17.71

Summary of Significant Accounting Policies and Practices (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reconciliation of the numerators and denominators of the basic and diluted net income per share computations
Basic net income per share, Net income (numerator)													$ 1,338	$ 1,063	$ 687
Basic net income per share, Shares (denominator)													1,503,952	1,496,260	1,492,137
Basic net income per share, Per share amount	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.4	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Effect of dilutive stock options, Net income (numerator)
Effect of dilutive stock options, Shares (denominator)
Diluted net income per share, Net income (numerator)													$ 1,338	$ 1,063	$ 687
Diluted net income per share, Shares (denominator)													1,503,952	1,496,260	1,492,137
Diluted net income per share, Per share amount	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.4	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46

Summary of Significant Accounting Policies And Practices (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Summary of Significant Accounting Policies and Practices (Textual) [Abstract]
Company's available borrowing limit with the FHLB	$ 45,010
Borrowings from the FHLB outstanding	0	0
Bankshares line of credit with corresponding bank	5,000
Line of credit outstanding	1,900	2,000
Interest rate of line of credit		5.00%
Maturity period of line of credit	Jun 30, 2017
Period beyond the uncollectible portion shall be charged-off	120 days
Period beyond loan will be placed in non-accrual status	60 days
Evolving installment account become past due for	180 days
Period in which Loans are generally placed in non-accrual status	90 days
Minimum repayment performance	6 months
Goodwill total	539	539
Goodwill impairment charge	$ 0
Largest amount of tax benefit	50.00%
stock options granted	37,250
Shares of restricted stock granted	11,000	1,000
Land improvements [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	15 years
Buildings [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	40 years
Furniture and Fixtures [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	7 years
Furniture and Fixtures [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Bank Premises and Equipment, Periods	3 years

Restrictions on Cash (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Restrictions on Cash (Textual) [Abstract]
Daily average reserve requirements	$ 2,716	$ 2,694

Securities (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	$ 14,744	$ 18,393
Available-for-Sale, Gross Unrealized Gains	502	390
Available-for-Sale, Gross Unrealized Losses		(3)
Available-for-Sale, Fair value	15,246	18,780
U.S. Treasury securities and obligations of U.S. Government corporations and agencies [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	11,150	14,567
Available-for-Sale, Gross Unrealized Gains	261	174
Available-for-Sale, Gross Unrealized Losses		(3)
Available-for-Sale, Fair value	11,411	14,738
Obligations of states and political subdivisions [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	2,816	2,841
Available-for-Sale, Gross Unrealized Gains	183	139
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	2,999	2,980
Held-to-Maturity, Amortized Costs	6,960	5,989
Held-to-Maturity, Gross Unrealized Gains	227	176
Held-to-Maturity, Gross Unrealized Losses	(9)
Fair Values	7,178	6,165
Mortgage-backed securities- government [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	668	875
Available-for-Sale, Gross Unrealized Gains	58	77
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	726	952
Other securities [Member]
Schedule of amortized costs, gross unrealized gains, gross unrealized losses, and fair values for securities
Available-for-Sale, Amortized Costs	110	110
Available-for-Sale, Gross Unrealized Gains
Available-for-Sale, Gross Unrealized Losses
Available-for-Sale, Fair value	$ 110	$ 110

Securities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Gross unrealized losses and fair value of the Company's investments.
Fair value, Less than 12 Months	$ 1,176	$ 2,035
Gross unrealized losses, Less than 12 Months	9	3
Fair value, Total	1,176	2,035
Gross unrealized losses, Total	9	3
Obligations of states and political subdivisions [Member]
Schedule of Gross unrealized losses and fair value of the Company's investments.
Fair value, Less than 12 Months	1,176	2,035
Gross unrealized losses, Less than 12 Months	9	3
Fair value, Total	1,176	2,035
Gross unrealized losses, Total	$ 9	$ 3

Securities (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of amortized costs and fair values of available-for-sale and held-to-maturity securities
Available-for-sale Securities, Due in one year or less, amortized costs	$ 210
Available-for-sale Securities, Due after one year through five years, amortized costs	11,390
Available-for-sale Securities, Due after five years through ten years, amortized costs	1,989
Available-for-sale Securities, Due after ten years, amortized costs	487
Available-for-sale, at fair value	15,246	18,780
Available-for-sale Securities, Mortgage-backed securities, amortized costs	668
Available-for-sale Securities, Amortized Cost Basis, Total	14,744
Available-for-sale Securities, Due in one year or less, fair value	211
Available-for-sale Securities, Due after one year through five years, fair value	11,676
Available-for-sale Securities, Due after five years through ten years, fair value	2,047
Available-for-sale Securities, Due after ten years, fair value	586
Available-for-Sale, Gross Amount, Amortized cost	14,076
Available-for-Sale, Fair value, Gross Amount	14,520
Available-for-sale Securities, Mortgage-backed securities, fair value	726
Available-for-Sale, Amortized Costs	14,744	18,393
Available for sale securities fair value, Total	15,246
Held-to-maturity Securities, Due in one year or less, amortized costs	705
Held-to-maturity Securities, Due after one year through five years, amortized costs	4,406
Held-to-maturity Securities, Due after five years through ten years, amortized costs	1,849
Held-to-maturity Securities, Due after ten years, amortized costs
Held-to-maturity Securities, Mortgage-backed securities, amortized costs
Held-to-maturity Securities, Gross Amount	7,178
Held-to-maturity Securities, Amortized costs, Gross Amount	6,960
Held-to-maturity Securities, amortized costs, Total	6,960
Held-to-maturity Securities, Due in one year or less, fair value	708
Held-to-maturity Securities, Due after one year through five years, fair value	4,478
Held-to-maturity Securities, Due after five years through ten years, fair value	1,992
Held-to-maturity Securities, Due after ten years, fair value
Held-to-maturity Securities, Mortgage-backed securities, fair value
Held-to-maturity Securities, Fair Value, Total	$ 7,178

Securities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Stock	Dec. 31, 2011	Dec. 31, 2010
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities with amortized costs	$ 14,744	$ 18,393
Securities (Textual) [Abstract]
Number of bonds continuous unrealized loss position less than 12 months aggregate losses	3
Number of bonds continuous unrealized Loss position More than 12 months aggregate losses	0
Gross realized gains or losses	0	0	0
Deposits [Member]
Schedule of Trading Securities and Other Trading Assets [Line Items]
Securities with amortized costs	4,507	5,158
Securities with fair value	$ 4,695	$ 5,335

Loans and Allowance for Loan Losses and Credit Quality (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Summary of loans
Residential-mortgage	$ 105,246	$ 109,001
Residential-construction	9,618	7,005
Commercial	86,283	86,293
Loans to individuals for household, family and other consumer expenditures	48,234	46,954
Commercial and industrial loans	28,054	21,756
All other loans		238
Total loans, gross	277,435	271,247
Less unearned income and fees	(117)	(109)
Loans, net of unearned income and fees	277,318	271,138
Less allowance for loan losses	(3,646)	(4,015)	(4,037)	(3,723)
Loans, net	$ 273,672	$ 267,123

Loans and Allowance for Loan Losses and Credit Quality (Details 1) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Activity in Allowance for loan losses
Beginning balance	$ 4,015	$ 4,037	$ 3,723
Provision for loan losses	1,177	2,227	1,878
Loans charged off	(2,051)	(2,487)	(1,765)
Loan recoveries	505	238	201
Ending Balance	$ 3,646	$ 4,015	$ 4,037

Loans and Allowance for Loan Losses and Credit Quality (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for loan Losses and evaluations for impairment
Beginning balance	$ 4,015	$ 4,037	$ 3,723
Charge-offs	(2,051)	(2,487)	(1,765)
Recoveries	505	238	201
Provision	1,177	2,227	1,878
Ending Balance	3,646	4,015	4,037
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	3,646	4,015
Loans: Total loans ending Balance	273,672	267,123
Ending balance: loans individually evaluated for impairment	2,843	4,708
Ending balance: loans collectively evaluated for impairment	274,592	266,539
Commercial [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	448	258
Charge-offs	(84)	109
Recoveries	1	37
Provision	(41)	262
Ending Balance	324	448
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	324	448
Loans: Total loans ending Balance	28,054	21,756
Ending balance: loans individually evaluated for impairment	110	78
Ending balance: loans collectively evaluated for impairment	27,944	21,678
Commercial Real Estate [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	1,489	264
Charge-offs	(345)	461
Recoveries	114	4
Provision	204	1,682
Ending Balance	1,462	1,489
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,466	1,489
Loans: Total loans ending Balance	86,283	86,293
Ending balance: loans individually evaluated for impairment	1,199	288
Ending balance: loans collectively evaluated for impairment	85,084	86,005
Consumer [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	394	424
Charge-offs	(404)	506
Recoveries	174	172
Provision	281	304
Ending Balance	445	394
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	445	394
Loans: Total loans ending Balance	48,234	47,192
Ending balance: loans individually evaluated for impairment	83	46
Ending balance: loans collectively evaluated for impairment	48,151	47,146
Residential [Member]
Allowance for loan Losses and evaluations for impairment
Beginning balance	1,684	3,091
Charge-offs	(1,218)	1,412
Recoveries	216	26
Provision	733	(21)
Ending Balance	1,415	1,684
Ending balance: individually evaluated for impairment
Ending balance: collectively evaluated for impairment	1,411	1,684
Loans: Total loans ending Balance	114,864	116,006
Ending balance: loans individually evaluated for impairment	1,451	4,296
Ending balance: loans collectively evaluated for impairment	$ 113,413	$ 111,710

Loans and Allowance for Loan Losses and Credit Quality (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Age Analysis of Past Due Loans
30-59 Days Past Due	$ 2,318	$ 1,339
60-89 Days Past Due	149	215
Greater Than 90 Days	3,014	4,711
Total Past Due	5,481	6,265
Current	271,954	264,982
Total Loans	277,435	271,247
Recorded Investment > 90 Days and Accruing	171	3
Commercial [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	261	188
60-89 Days Past Due	4	5
Greater Than 90 Days	110	77
Total Past Due	375	270
Current	27,679	21,486
Total Loans	28,054	21,756
Recorded Investment > 90 Days and Accruing
Commercial real estate [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	135	66
60-89 Days Past Due		24
Greater Than 90 Days	1,198	288
Total Past Due	1,333	378
Current	84,950	85,915
Total Loans	86,283	86,293
Recorded Investment > 90 Days and Accruing
Consumer [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	427	417
60-89 Days Past Due	58	93
Greater Than 90 Days	83	49
Total Past Due	568	559
Current	47,666	46,633
Total Loans	48,234	47,192
Recorded Investment > 90 Days and Accruing		3
Residential [Member]
Age Analysis of Past Due Loans
30-59 Days Past Due	1,495	668
60-89 Days Past Due	87	93
Greater Than 90 Days	1,623	4,297
Total Past Due	3,205	5,058
Current	111,659	110,948
Total Loans	114,864	116,006
Recorded Investment > 90 Days and Accruing	$ 171

Loans and Allowance for Loan Losses and Credit Quality (Details 4) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Loans in Nonaccrual Status
Loans in Nonaccrual Status	$ 2,843	$ 4,708
Commercial [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	110	78
Commercial Real Estate [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	1,198	288
Consumer [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	83	46
Residential [Member]
Loans in Nonaccrual Status
Loans in Nonaccrual Status	$ 1,452	$ 4,296

Loans and Allowance for Loan Losses and Credit Quality (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Troubled Debt Restructurings
Accrual Status	$ 1,222	$ 1,234
Nonaccrual Status	534	2,532
Total Modifications	1,756	3,766
Commercial [Member]
Troubled Debt Restructurings
Accrual Status
Nonaccrual Status
Total Modifications
Commercial Real Estate [Member]
Troubled Debt Restructurings
Accrual Status	666	677
Nonaccrual Status
Total Modifications	666	677
Consumer [Member]
Troubled Debt Restructurings
Accrual Status
Nonaccrual Status
Total Modifications
Residential [Member]
Troubled Debt Restructurings
Accrual Status	556	557
Nonaccrual Status	534	2,532
Total Modifications	$ 1,090	$ 3,089

Loans and Allowance for Loan Losses and Credit Quality (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Financing receivables modified as troubled debt
Total Modifications	$ 1,756	$ 3,766
Commercial Real Estate [Member]
Financing receivables modified as troubled debt
Total Modifications	1	44
Consumer [Member]
Financing receivables modified as troubled debt
Total Modifications
Residential [Member]
Financing receivables modified as troubled debt
Total Modifications	$ 1	$ 555

Loans and Allowance for Loan Losses and Credit Quality (Details 7) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commercial [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	$ 110	$ 78
Recorded Investment With allowance recorded:
Recorded Investment Total:	110	78
Unpaid Principal Balance With no related allowance recorded:	110	78
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	110	78
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	201	39
Average Recorded Investment With allowance recorded:
Average Recorded Investment Total:	201	39
Interest Income Recognized With no related allowance recorded:	4	1
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	4	1
Commercial Real Estate [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	1,198	965
Recorded Investment With allowance recorded:
Recorded Investment Total:	1,198	965
Unpaid Principal Balance With no related allowance recorded:	1,198	965
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	1,198	965
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	1,292	945
Average Recorded Investment With allowance recorded:	6
Average Recorded Investment Total:	1,298	945
Interest Income Recognized With no related allowance recorded:	19	12
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	19	12
Consumer [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	83	46
Recorded Investment With allowance recorded:
Recorded Investment Total:	83	46
Unpaid Principal Balance With no related allowance recorded:	83	46
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	83	46
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	114	51
Average Recorded Investment With allowance recorded:
Average Recorded Investment Total:	114	51
Interest Income Recognized With no related allowance recorded:	1
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	1
Residential [Member]
Schedule of Impaired Loans
Recorded Investment With no related allowance recorded:	1,452	4,853
Recorded Investment With allowance recorded:
Recorded Investment Total:	1,452	4,853
Unpaid Principal Balance With no related allowance recorded:	1,452	4,853
Unpaid Principal Balance With allowance recorded:
Unpaid Principal Balance Total:	1,452	4,853
Related Allowance With no related allowance recorded:
Related Allowance With allowance recorded:
Related Allowance Total:
Average Recorded Investment With no related allowance recorded:	3,167	5,429
Average Recorded Investment With allowance recorded:	88	40
Average Recorded Investment Total:	3,255	5,469
Interest Income Recognized With no related allowance recorded:	140	142
Interest Income Recognized With allowance recorded:
Interest Income Recognized Total:	$ 140	$ 142

Loans and Allowance for Loan Losses and Credit Quality (Details 8) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Credit Quality Indicators
Credit quality indicators	$ 277,435	$ 271,247
Pass [Member]
Credit Quality Indicators
Credit quality indicators	266,200	248,120
Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	5,337	10,939
Substandard [Member]
Credit Quality Indicators
Credit quality indicators	5,898	12,188
Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Commercial [Member]
Credit Quality Indicators
Credit quality indicators	28,054	21,756
Commercial [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	26,953	17,752
Commercial [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	971	3,636
Commercial [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	130	368
Commercial [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Commercial Real Estate [Member]
Credit Quality Indicators
Credit quality indicators	86,283	86,293
Commercial Real Estate [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	80,561	76,879
Commercial Real Estate [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	3,526	5,754
Commercial Real Estate [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	2,196	3,660
Commercial Real Estate [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Consumer [Member]
Credit Quality Indicators
Credit quality indicators	48,234	47,192
Consumer [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	48,056	47,058
Consumer [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	105
Consumer [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	73	134
Consumer [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators
Residential [Member]
Credit Quality Indicators
Credit quality indicators	114,864	116,006
Residential [Member] | Pass [Member]
Credit Quality Indicators
Credit quality indicators	110,630	106,431
Residential [Member] | Special Mention [Member]
Credit Quality Indicators
Credit quality indicators	735	1,549
Residential [Member] | Substandard [Member]
Credit Quality Indicators
Credit quality indicators	3,499	8,026
Residential [Member] | Doubtful [Member]
Credit Quality Indicators
Credit quality indicators

Loans and Allowance for Loan Losses and Credit Quality (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Loan	Dec. 31, 2011 Loan	Sep. 30, 2011
Loans and Allowance for Loan Losses (Textual) [Abstract]
Pre-modification balance of combination modification			$ 490
Post-modification balance of combination modification			555
Commitments for troubled debt restructurings outstanding	0	0
Number of newly restructured loans	0
Number of residential loans		1
Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	278	160
Affiliates [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	698	781
Executive Officer [Member]
Accounts, Notes, Loans and Financing Receivable [Line Items]
Loans to executive officers and directors totalled	118
Loans and leases receivable related parties advances total	38
Repayments amounted to approximately	$ 38

Bank Premises and Equipment (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Schedule of Bank premises and equipment
Gross Total	$ 10,942	$ 11,147
Less accumulated depreciation	(6,309)	(6,290)
Total Net	4,633	4,857
Bank premises and equipment, net	6,313	6,537
Land improvements [Member]
Schedule of Bank premises and equipment
Gross Total	536	453
Buildings [Member]
Schedule of Bank premises and equipment
Gross Total	5,728	6,042
Equipment, furniture and fixtures [Member]
Schedule of Bank premises and equipment
Gross Total	4,678	4,652
Land [Member]
Schedule of Bank premises and equipment
Bank premises and equipment, net	$ 1,680	$ 1,680

Deposits (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Summary of deposits
Noninterest-bearing demand deposits	$ 37,955	$ 33,432
Savings and money market accounts	73,704	64,862
NOW accounts	67,463	67,639
Time deposits - under $100,000	90,341	98,229
Time deposits - $100,000 and over	45,694	46,231
Total interest-bearing deposits	277,202	276,961
Total deposits	$ 315,157	$ 310,393

Deposits (Details Textual) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deposits (Textual) [Abstract]
Scheduled maturity of time deposits in 2013	$ 77,566
Scheduled maturity of time deposits in 2014	23,306
Scheduled maturity of time deposits in 2015	24,763
Scheduled maturity of time deposits in 2016	5,977
Scheduled maturity of time deposits in 2017	4,423
Deposits from executive officers and directors	$ 3,225	$ 3,602

Employee Benefit Plans (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in Benefit Obligation
Service cost	$ 379	$ 329	$ 308
Interest cost	310	364	371
Actuarial loss	(117)	(36)	(38)
Change in Plan Assets
Fair value of plan assets at beginning of year	4,389
Projected fair value of plan assets at end of year	5,367	4,389
Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Prior service cost	252
Funded Status
Fair value of assets	5,367	4,389
Pension Benefits [Member]
Change in Benefit Obligation
Benefit obligation at beginning of year	6,892	6,697	6,253
Service cost	379	329	308
Interest cost	309	365	371
Actuarial loss	818	1,026	231
Benefits paid	(139)	(1,644)	(466)
Settlement Loss		119
Benefit obligation at end of year	8,259	6,892	6,697
Change in Plan Assets
Fair value of plan assets at beginning of year	4,389	5,024	4,865
Actual return on plan assets	628	(38)	625
Employer contribution	489	1,047
Benefits paid	(139)	(1,644)	(466)
Projected fair value of plan assets at end of year	5,367	4,389	5,024
Funded Status at the End of the Year	(2,893)	(2,503)	(1,673)
Amounts Recognized in the Balance Sheet
Other liabilities, accrued pension	(2,893)	(2,503)	(1,673)
Amounts Recognized in Accumulated Other Comprehensive Income Net of Tax Effect
Unrecognized net actuarial loss	1,964	1,684	814
Prior service cost
Benefit obligation included in accumulated other comprehensive income	1,964	1,684	814
Funded Status
Benefit obligation	8,259	6,892	6,697
Fair value of assets	5,367	4,389	5,024
Unrecognized net actuarial loss	2,976	2,553	1,233
(Accrued)/prepaid benefit cost included in the balance sheet	$ 84	$ 50	$ (440)

Employee Benefit Plans (Details 1) (Pension Benefits [Member])	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Benefits [Member]
Weighted Average Assumptions
Discount rate	4.00%	4.50%	5.50%
Expected long-term return on plan assets	8.00%	8.00%	8.00%
Rate of compensation increase	3.00%	3.00%	4.00%

Employee Benefit Plans (Details 2) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Total recognized in other comprehensive income	$ 280	$ 871	$ (37)
Pension Benefits [Member]
Other Changes in Plan Assets and Benefit Obligation Recognized in Other Comprehensive Income Net of Tax Effect
Net (gain)/loss	280	871	(32)
Prior service cost
Amortization of prior service cost			(3)
Net obligation at transition
Amortization of net obligation at transition			(2)
Total recognized in other comprehensive income	280	871	(37)
Total recognized in net periodic benefit cost and other comprehensive income	$ 879	$ 1,877	$ 285

Employee Benefit Plans (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Components of net pension benefit cost
Service cost	$ 379	$ 329	$ 308
Interest cost	310	364	371
Expected return on plan assets	(350)	(459)	(383)
Recognized net (gain)/loss due to settlement		287
Net amortization			6
Recognized net actuarial loss	117	36	38
Net pension benefit cost	$ 456	$ 557	$ 340

Employee Benefit Plans (Details 4) (Pension Benefits [Member], USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Pension Benefits [Member]
Summary of projected benefit payments
2013	$ 499
2014	350
2015	277
2016	1,311
2017	1,122
2018-2022	$ 1,650

Employee Benefit Plans (Details 5) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Assets
Total assets at fair value	$ 5,367	$ 4,389
Cash and Cash Equivalents [Member]
Fair Value of Assets
Total assets at fair value		263
Fixed Income Funds [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Equity Funds [Member]
Fair Value of Assets
Total assets at fair value	$ 4,034	$ 3,160

Employee Benefit Plans (Details 6) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Fair Value of Assets
Total assets at fair value	$ 5,367	$ 4,389
Level 1 [Member]
Fair Value of Assets
Total assets at fair value	5,367	4,389
Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Cash and Cash Equivalents [Member]
Fair Value of Assets
Total assets at fair value		263
Cash and Cash Equivalents [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value		263
Cash and Cash Equivalents [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Cash and Cash Equivalents [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Fixed Income Funds [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Fixed Income Funds [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value	1,333	966
Fixed Income Funds [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Fixed Income Funds [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value
Equity Funds [Member]
Fair Value of Assets
Total assets at fair value	4,034	3,160
Equity Funds [Member] | Level 1 [Member]
Fair Value of Assets
Total assets at fair value	4,034	3,160
Equity Funds [Member] | Level 2 [Member]
Fair Value of Assets
Total assets at fair value
Equity Funds [Member] | Level 3 Assets [Member]
Fair Value of Assets
Total assets at fair value

Employee Benefit Plans (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Employees Pension Plans and Company's Contributions (Textual) [Abstract]
Pension expense	$ 456	$ 557	$ 340
Prior service cost included in accumulated other comprehensive income	252
Net transition obligation included in accumulated other comprehensive income	252
Company's contribution	3,000
Amount expensed for the 401(k) plan	$ 111	$ 114
Employer matching contribution	100.00%
Employer matching contribution one	50.00%
Salary Deferral Percentage Slab One	1.00%
Salary Deferral Percentage Slab Two	5.00%
Fixed Income Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of targeted asset allocation	20.00%
Equity Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of targeted asset allocation	80.00%

Income Taxes (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Summary of Income tax expense (benefit) attributable to income before income tax expense
Current													$ 593	$ 230	$ 612
Deferred													39	99	33
Total income tax expense	$ 93	$ 193	$ 99	$ 234	$ 133	$ 297	$ 35	$ 45	$ 18	$ 180	$ 29	$ 81	$ 619	$ 510	$ 308

Income Taxes (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Reported income tax expense
Computed at statutory Federal tax rate													$ 665	$ 535	$ 338
Increase (reduction) in income tax expense resulting from:
Tax-exempt interest													(58)	(61)	(39)
Disallowance of interest expense													5	5	4
Other, net													7	31	5
Total income tax expense	$ 93	$ 193	$ 99	$ 234	$ 133	$ 297	$ 35	$ 45	$ 18	$ 180	$ 29	$ 81	$ 619	$ 510	$ 308

Income Taxes (Details 2) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets:
Loans, principally due to allowance for loan losses	$ 753	$ 957
Defined benefit plan valuation adjustments	1,012	868
Loans, due to unearned fees, net	16	19
Other	297	132
Total gross deferred tax assets	2,078	1,976
Deferred tax liabilities:
Bank premises and equipment, due to differences in depreciation	(196)	(223)
Accrued pension, due to actual pension contributions in excess of accrual for financial reporting purposes	(28)	(17)
Net unrealized gains on available-for-sale securities	(171)	(131)
Other	(184)	(184)
Total gross deferred tax liabilities	(579)	(555)
Net deferred tax asset, included in other assets	$ 1,499	$ 1,421

Income Taxes (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Taxes (Textual) [Abstract]
U.S. Federal income tax rate	34.00%	34.00%	34.00%
Interest or penalties related to income tax	$ 0	$ 0
Accrual for uncertain tax positions	$ 0

Financial Instruments with Off-Balance-Sheet Risk (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Commitments to Extend Credit [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	$ 60,168	$ 54,161
Mortgage rate lock commitments [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	3,002
Standby Letters of Credit [Member]
Financial instruments whose contract amounts represent credit risk
Concentration risk, Financial instruments credit risk	$ 2,475	$ 963

Leases (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Summary of future minimum lease payments
2013	$ 141
2014	141
2015	141
2016	149
2017	152
After 2017	1,709
Total	$ 2,433

Leases (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012 OptionPlan
Leases (Textual) [Abstract]
Percentage of ownership interest	50.00%
Term of the lease	20 years
Number of Company's option	2
Additional terms of options in years	5 years
Company's current rental payment	$ 141

Dividend Restrictions and Capital Requirements (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Bankshares and the Bank's actual capital amounts and ratios
Total Capital to Risk Weighted Assets Amount	$ 32,771	$ 31,318
Total Capital to Risk Weighted Assets Ratio	11.39%	11.24%
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	23,011	22,282
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	8.00%	8.00%
Tier 1 Capital to Risk Weighted Assets Amount	29,183	27,837
Tier 1 Capital to Risk Weighted Assets Ratio	10.15%	9.99%
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	11,505	11,141
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital Leverage to Average Asset Amount	29,183	27,837
Tier 1 Capital Leverage to Average Asset Ratio	8.49%	8.12%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Amount	13,756	13,709
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Ratio	4.00%	4.00%
Bank [Member]
Bankshares and the Bank's actual capital amounts and ratios
Total Capital to Risk Weighted Assets Amount	34,005	32,763
Total Capital to Risk Weighted Assets Ratio	11.85%	11.79%
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	22,957	22,237
Total Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	8.00%	8.00%
Total Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	28,696	27,797
Total Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	10.00%	10.00%
Tier 1 Capital to Risk Weighted Assets Amount	30,417	29,281
Tier 1 Capital to Risk Weighted Assets Ratio	10.60%	10.53%
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Amount	11,478	11,119
Tier 1 Capital to Risk Weighted Assets For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	17,217	16,678
Tier 1 Capital to Risk Weighted Assets To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	6.00%	6.00%
Tier 1 Capital Leverage to Average Asset Amount	30,417	29,281
Tier 1 Capital Leverage to Average Asset Ratio	8.86%	8.56%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Amount	13,729	13,687
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes Ratio	4.00%	4.00%
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes To Be Well Capitalized Under Prompt Corrective Action Provisions Amount	$ 17,161	$ 17,109
Tier 1 Capital Leverage to Average Asset For Capital Adequacy Purposes To Be Well Capitalized Under Prompt Corrective Action Provisions Ratio	5.00%	5.00%

Dividend Restrictions and Capital Requirements (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Dividend Restrictions and Capital Requirements (Textual) [Abstract]
Dividends from the subsidiary Bank	$ 385	$ 280
Retained net profits of the Bank	$ 2,938

Disclosure about Fair Value of Financial Instruments (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Securities:
Bank owned life insurance	$ 3,017
Carrying amounts [Member]
Financial assets:
Cash and due from banks	35,790	37,547
Securities:
Available-for-sale	15,246	18,780
Held-to-maturity	6,960	5,989
Federal Reserve Bank stock	140	137
Federal Home Loan Bank stock	513	528
Loans, net of unearned income and fees	277,435	267,123
Bank owned life insurance	3,017
Total financial assets	339,101	330,104
Financial liabilities:
Deposits	315,157	310,393
Line of credit	1,900	2,000
Total financial liabilities	317,057	312,393
Approximate fair values [Member]
Financial assets:
Cash and due from banks	35,790	37,547
Securities:
Available-for-sale	15,246	18,780
Held-to-maturity	7,178	6,165
Federal Reserve Bank stock	140	137
Federal Home Loan Bank stock	513	528
Loans, net of unearned income and fees	282,841	276,862
Bank owned life insurance	3,017
Total financial assets	345,227	340,019
Financial liabilities:
Deposits	317,922	315,578
Line of credit	1,900	2,000
Total financial liabilities	$ 319,822	$ 317,578

Disclosures about Fair Value of Financial Instruments (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Recurring
Available-for-sale Securities	$ 15,246	$ 18,780
Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	2,393	645
Assets/Liabilities Measured at Fair Value [Member] | Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Assets/Liabilities Measured at Fair Value [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	2,393	645
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities
Quoted Prices in Active Markets for Identical Assets (Level 1) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans
Foreclosed assets
Significant Other Observable Inputs (Level 2) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities	15,246	18,780
Significant Other Observable Inputs (Level 2) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans
Foreclosed assets
Significant Unobservable Inputs (Level 3) [Member] | Recurring [Member]
Recurring
Available-for-sale Securities
Significant Unobservable Inputs (Level 3) [Member] | Nonrecurring [Member]
Nonrecurring
Impaired loans	2,843	5,942
Foreclosed assets	$ 2,393	$ 645

Disclosures about Fair Value of Financial Instruments (Details 2) (Level 3 Assets [Member], USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Impaired Loans [Member]
Summary of changes in fair value of nonrecurring assets
Balance, beginning of the year	$ 5,942
Purchases, sales, issuances and settlements (net)	(3,099)
Balance, end of year	2,843
Foreclosed Asset [Member]
Summary of changes in fair value of nonrecurring assets
Balance, beginning of the year	645
Purchases, sales, issuances and settlements (net)	1,748
Balance, end of year	$ 2,393

Disclosure about Fair Value of Financial Instruments (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Disclosures about Fair Value of Financial Instruments (Textual) [Abstract]
Significant transfers between Level 1 and Level 2 investments	0
Maximum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of collective rate	25.00%
Collateral rate percentage	20.00%
Minimum [Member]
Fair Value Measurements, Recurring and Nonrecurring, Valuation Techniques [Line Items]
Percentage of collective rate	0.00%
Collateral rate percentage	0.00%

Parent Company Financial Information (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Assets
Cash due from subsidiary	$ 35,790	$ 37,547
Other assets	2,415	2,659
Total assets	348,694	342,484
Liabilities and Stockholders' Equity
Notes payable	1,900	2,000
Other liabilities (note 7)	3,150	2,725
Total liabilities	320,605	315,537
Stockholders' equity (notes 7, 12 and 15):
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947	26,482	25,851
Commitments, contingencies and other matters
Total liabilities and stockholders' equity	348,694	342,484
Parent Company [Member]
Assets
Cash due from subsidiary	13	16
Investment in subsidiary at equity	29,324	28,390
Other assets	680	567
Total assets	30,017	28,973
Liabilities and Stockholders' Equity
Notes payable	1,900	2,000
Other liabilities (note 7)	28	26
Total liabilities	1,928	2,026
Stockholders' equity (notes 7, 12 and 15):
Common stock of $3 par value, authorized 3,000,000 shares; issued and outstanding 1,507,089 shares in 2012 and 1,486,089 in 2011	4,492	4,473
Capital surplus	987	923
Retained earnings	24,244	22,981
Accumulated other comprehensive income (loss), net	(1,634)	(1,430)
Total stockholders' equity	28,089	26,947
Commitments, contingencies and other matters
Total liabilities and stockholders' equity	$ 30,017	$ 28,973

Parent Company Financial Information (Details 1) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income
Dividends from subsidiary													$ 385	$ 280
Total interest income	3,849	3,877	3,904	3,943	4,107	4,172	4,122	4,116	4,295	4,124	4,107	4,084	15,573	16,517	16,611
Expenses
Income before income tax benefit													1,957	1,573	995
Applicable income tax benefit	93	193	99	234	133	297	35	45	18	180	29	81	619	510	308
Net income	249	399	212	478	222	608	107	126	63	374	67	183	1,338	1,063	687
Parent Company [Member]
Income
Dividends from subsidiary													506	280	338
Equity in undistributed net income of subsidiary													1,052	978	523
Total interest income													1,558	1,258	861
Expenses
Other expenses													333	296	264
Income before income tax benefit													1,225	962	597
Applicable income tax benefit													113	101	90
Net income													$ 1,338	$ 1,063	$ 687

Parent Company Financial Information (Details 2) (USD $) In Thousands, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Cash flows from operating activities:
Net income	$ 249	$ 399	$ 212	$ 478	$ 222	$ 608	$ 107	$ 126	$ 63	$ 374	$ 67	$ 183	$ 1,338	$ 1,063	$ 687
Adjustments to reconcile net income to net cash provided by operating activities:
Increase in other assets													(85)	2,069	(751)
Net cash provided by operating activities													3,647	4,127	3,706
Cash flows from investing activities:
Net cash provided by (used in) investing activities													(10,093)	(2,552)	(7,993)
Cash flows from financing activities:
Repayment of line of credit													(100)
Net cash provided by financing activities													4,689	3,439	4,760
Net increase in cash and cash equivalents													(1,757)	5,014	473
Cash and cash equivalents, beginning of year				37,547				32,533				32,060	37,547	32,533	32,060
Cash and cash equivalents, end of year	35,790				37,547				32,533				35,790	37,547	32,533
Parent Company [Member]
Cash flows from operating activities:
Net income													1,338	1,063	687
Adjustments to reconcile net income to net cash provided by operating activities:
Equity in undistributed net income of subsidiary													(1,052)	(978)	(523)
Increase in other assets													113	89	81
Net cash provided by operating activities													173	(4)	83
Cash flows from investing activities:
Additional investment in Bank															(1,000)
Net cash provided by (used in) investing activities															(1,000)
Cash flows from financing activities:
Cash dividends paid													(76)		75
Draw on line of credit															1,000
Repayment of line of credit													(100)
Increase (decrease) in other liabilities													2	2	3
Net cash provided by financing activities													(176)	2	928
Net increase in cash and cash equivalents													(3)	(2)	11
Cash and cash equivalents, beginning of year				16				18				7	16	18	7
Cash and cash equivalents, end of year	$ 13				$ 16				$ 18				$ 13	$ 16	$ 18

Parent Company Financial Information (Details Textual) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,507,589	1,496,589
Common stock, shares outstanding	1,507,589	1,496,589
Parent Company [Member]
Parent Company Financial Information (Textual) [Abstract]
Common stock, par value	$ 3	$ 3
Common stock, shares authorized	3,000,000	3,000,000
Common stock, shares issued	1,507,089	1,486,089
Common stock, shares outstanding	1,507,089	1,486,089

Stock-Based Compensation (Details) (USD $)	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011
Summary of stock option activity
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Beginning Balance		45,000	54,500
Number of Shares, Forfeited		7,750	9,500
Number of Shares, Exercised	48,000
Number of Shares, Granted
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Number, Ending Balance		37,250	45,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Beginning Balance		$ 10.66	$ 10.66
Weighted aggregate Per Share Price, Forfeited		$ 14.56	$ 14
Weighted aggregate Per Share Price, Exercised
Weighted aggregate Per Share Price, Granted
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price, Ending Balance		$ 9	$ 10.66

Stock-Based Compensation (Details1) (USD $)	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Range One [Member]	Dec. 31, 2012 Range Two [Member]
Summary of stock options outstanding
Exercise price	$ 9	$ 10.66	$ 10.66	$ 9
Number Outstanding	37,250	45,000	54,500	37,250
Exercisable period				7 years 4 months 24 days
Number Exercisable					18,125
Weighted Number Average Exercise 2012 Price				$ 9	$ 9

Stock-Based Compensation (Details Textual) (USD $) In Thousands, except Share data, unless otherwise specified	1 Months Ended	12 Months Ended			1 Months Ended		12 Months Ended		1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended
	May 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	May 31, 2011 Restricted Stock [Member]	May 31, 2010 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2012 Stock option activity under the 1997 Plan follows: [Member]	May 31, 2010 Stock option activity under the 2004 Plan follows: [Member]	Dec. 31, 2012 Stock option activity under the 2004 Plan follows: [Member]	May 31, 2012 Restricted stock [Member]	Dec. 31, 2012 Stock Compensation Plan [Member] Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of incentive stock-based plans												2
Vesting period	4 years
Grant of stock options to officers and key employees								1997-05-01		2004-05-01
Grants of options purchased								50,000		100,000
Number of Shares, Granted									37,500
Restricted stock granted					1,000	10,500					11,000
Expiration of option, years										10 years
Number of shares available for grant								0		40,000
Number of Shares, Outstanding		37,250	45,000	54,500
Restricted stock was granted at a market price							$ 9.25
Aggregate intrinsic value of restricted stock granted							$ 102
Stock-Based Compensation (Textual) [Abstract]
Exercisable period		4 years
Stock options Vested Rate		25.00%
Incentive Stock Plan Expired		May 1, 2007
Aggregate intrinsic value of options outstanding		$ 0
Aggregate intrinsic value of options exercisable		0
Dividend yield		2.07%
Expected volatility		45.61%
Expected lives		9 years
Risk-free interest rate		4.63%
Total intrinsic value		0	0
Options exercisable 1		18,215
Exercise price		$ 9	$ 10.66	$ 10.66
Exercise price 1		$ 9
Stock option compensation expensed		83	84	70
Issuance of the incentive stock options		45,000
Fair of value option granted		$ 3.96
Aggregate intrinsic value of options vested and expected to vest		0
Stock options exercised									37,500
Stock options granted	48,000
Compensation expense related to unvested stock options, year one		26
Compensation expense related to unvested stock options, year two		13
Compensation expense related to unvested stock options, year three		3
Compensation expensed due to granting of shares, year one		57
Compensation expensed due to granting of shares, year two		45
Compensation expensed due to granting of shares, year three		35
Compensation expensed due to granting of shares, year four		$ 8

Quarterly Results of Operations (Unaudited) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	3 Months Ended												12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement data:
Interest income	$ 3,849	$ 3,877	$ 3,904	$ 3,943	$ 4,107	$ 4,172	$ 4,122	$ 4,116	$ 4,295	$ 4,124	$ 4,107	$ 4,084	$ 15,573	$ 16,517	$ 16,611
Interest expense	976	997	998	1,001	1,026	1,066	1,117	1,217	1,340	1,470	1,505	1,521	3,972	4,426	5,835
Net interest income	2,873	2,880	2,906	2,942	3,081	3,106	3,005	2,899	2,955	2,654	2,602	2,563	11,601	12,091	10,776
Provision for loan losses	368	174	467	168	536	309	709	673	915	191	509	263	1,177	2,227	1,878
Noninterest income	874	857	935	777	861	858	810	724	894	855	714	672	3,443	3,253	3,134
Noninterest expense	3,037	2,971	3,063	2,839	3,051	2,750	2,964	2,779	2,853	2,764	2,711	2,708	11,910	11,544	11,037
Income tax expense (note 8)	93	193	99	234	133	297	35	45	18	180	29	81	619	510	308
Net income	$ 249	$ 399	$ 212	$ 478	$ 222	$ 608	$ 107	$ 126	$ 63	$ 374	$ 67	$ 183	$ 1,338	$ 1,063	$ 687
Per share data:
Basic net income per share (note 1(o))	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.4	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Diluted net income per share (note1(o))	$ 0.17	$ 0.26	$ 0.14	$ 0.32	$ 0.15	$ 0.4	$ 0.07	$ 0.09	$ 0.04	$ 0.25	$ 0.05	$ 0.12	$ 0.89	$ 0.71	$ 0.46
Cash dividends per share	$ 0.05	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0	$ 0.05	$ 0	$ 0	$ 0
Book value per share	$ 18.63	$ 18.34	$ 18.4	$ 18.32	$ 18.01	$ 18.44	$ 17.99	$ 17.83	$ 17.71	$ 17.84	$ 17.54	$ 17.55